STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Software	7.4%
Semiconductors & Semiconductor Equipment	6.7
IT Services	5.5
Interactive Media & Services	5.1
Oil, Gas & Consumable Fuels	4.8
Technology Hardware, Storage & Peripherals	4.8
Banks	4.7
Electric Utilities	4.6
Capital Markets	3.9
Beverages	3.8
Aerospace & Defense	3.4
Internet & Direct Marketing Retail	3.1
Household Products	3.0
Food & Staples Retailing	2.8
Hotels, Restaurants & Leisure	2.7
Specialty Retail	2.5
Health Care Equipment & Supplies	2.4
Automobiles	2.3
Diversified Financial Services	2.3
Biotechnology	2.1
Industrial Conglomerates	2.0
Insurance	1.9
Industry Diversification	Percent*
Life Sciences Tools & Services	1.8%
Entertainment	1.7
Chemicals	1.6
Diversified Telecommunication Services	1.6
Food Products	1.4
Pharmaceuticals	1.4
Air Freight & Logistics	1.3
Equity Real Estate Investment Trusts	1.3
Consumer Finance	1.2
Media	1.2
Wireless Telecommunication Services	1.2
Communications Equipment	1.1
Textiles, Apparel & Luxury Goods	1.1
Road & Rail	1.0
Health Care Providers & Services	0.8
Electrical Equipment	0.7
Machinery	0.7
Money Market Fund	0.6
Multiline Retail	0.6
Total Investments	104.1%

*	Percentages indicated are based on net assets as of January 31, 2023.
See notes to Schedules of Portfolio Investments.
0

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS - 103.5%
AEROSPACE & DEFENSE - 3.4%
Boeing Co. (The)(a)	1,000	$213,000
General Dynamics Corp.	2,100	489,426
Lockheed Martin Corp.	800	370,608
Raytheon Technologies Corp.	5,099	509,135
		1,582,169
AIR FREIGHT & LOGISTICS - 1.3%
FedEx Corp.	1,100	213,246
United Parcel Service, Inc., Class B	2,100	388,983
		602,229
AUTOMOBILES - 2.3%
Ford Motor Co.	9,800	132,398
General Motors Co.	4,600	180,872
Tesla, Inc.(a)	4,300	744,846
		1,058,116
BANKS - 4.7%
Bank of America Corp.	14,600	518,008
Citigroup, Inc.	4,900	255,878
JPMorgan Chase & Co.	5,100	713,796
U.S. Bancorp	6,500	323,700
Wells Fargo & Co.	8,100	379,647
		2,191,029
BEVERAGES - 3.8%
Coca-Cola Co. (The)	15,300	938,196
PepsiCo, Inc.	4,900	837,998
		1,776,194
BIOTECHNOLOGY - 2.1%
Amgen, Inc.	1,900	479,560
Gilead Sciences, Inc.	5,700	478,458
		958,018
CAPITAL MARKETS - 3.9%
Bank of New York Mellon Corp. (The)	5,300	268,021
BlackRock, Inc.	700	531,447
Charles Schwab Corp. (The)	3,700	286,454
Goldman Sachs Group, Inc. (The)	1,100	402,391
Morgan Stanley	3,400	330,922
		1,819,235
CHEMICALS - 1.6%
Dow, Inc.	4,300	255,205
Linde PLC	1,500	496,410
		751,615
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.1%
Cisco Systems, Inc.	10,800	$525,636
CONSUMER FINANCE - 1.2%
American Express Co.	1,800	314,874
Capital One Financial Corp.	2,100	249,900
		564,774
DIVERSIFIED FINANCIAL SERVICES - 2.3%
Berkshire Hathaway, Inc., Class B(a)	3,400	1,059,168
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
AT&T, Inc.	18,200	370,734
Verizon Communications, Inc.	9,000	374,130
		744,864
ELECTRIC UTILITIES - 4.6%
Duke Energy Corp.	6,400	655,680
Exelon Corp.	8,900	375,491
NextEra Energy, Inc.	5,800	432,854
Southern Co. (The)	9,500	642,960
		2,106,985
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.	3,300	297,726
ENTERTAINMENT - 1.7%
Netflix, Inc.(a)	1,000	353,860
Walt Disney Co. (The)(a)	4,000	433,960
		787,820
EQUITY REAL ESTATE INVESTMENT TRUSTS - 1.3%
American Tower Corp.	1,800	402,102
Simon Property Group, Inc.	1,400	179,844
		581,946
FOOD & STAPLES RETAILING - 2.8%
Costco Wholesale Corp.	1,300	664,482
Walgreens Boots Alliance, Inc.	3,300	121,638
Walmart, Inc.	3,600	517,932
		1,304,052
FOOD PRODUCTS - 1.4%
Kraft Heinz Co. (The)	4,300	174,279
Mondelez International, Inc., Class A	7,400	484,256
		658,535

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
Abbott Laboratories	5,400	$596,970
Medtronic PLC	6,300	527,247
		1,124,217
HEALTH CARE PROVIDERS & SERVICES - 0.8%
CVS Health Corp.	4,200	370,524
HOTELS, RESTAURANTS & LEISURE - 2.7%
Booking Holdings, Inc.(a)	100	243,410
McDonald's Corp.	2,600	695,240
Starbucks Corp.	2,800	305,592
		1,244,242
HOUSEHOLD PRODUCTS - 3.0%
Colgate-Palmolive Co.	6,200	462,086
Procter & Gamble Co. (The)	6,400	911,232
		1,373,318
INDUSTRIAL CONGLOMERATES - 2.0%
3M Co.	3,400	391,272
Honeywell International, Inc.	2,500	521,200
		912,472
INSURANCE - 1.9%
American International Group, Inc.	4,500	284,490
MetLife, Inc.	7,800	569,556
		854,046
INTERACTIVE MEDIA & SERVICES - 5.1%
Alphabet, Inc., Class A(a)	10,000	988,400
Alphabet, Inc., Class C†(a)	8,200	818,934
Meta Platforms, Inc., Class A(a)	3,600	536,292
		2,343,626
INTERNET & DIRECT MARKETING RETAIL - 3.1%
Amazon.com, Inc.(a)	14,000	1,443,820
IT SERVICES - 5.5%
Accenture PLC, Class A	2,000	558,100
International Business Machines Corp.	2,300	309,879
Mastercard, Inc., Class A	1,700	630,020
PayPal Holdings, Inc.(a)	3,700	301,513
Visa, Inc., Class A	3,300	759,693
		2,559,205
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Danaher Corp.	3,100	819,578
MACHINERY - 0.7%
Caterpillar, Inc.	1,300	327,977
	Shares	Value
MEDIA - 1.2%
Charter Communications, Inc., Class A(a)	500	$192,155
Comcast Corp., Class A	9,600	377,760
		569,915
MULTILINE RETAIL - 0.6%
Target Corp.	1,600	275,424
OIL, GAS & CONSUMABLE FUELS - 4.8%
Chevron Corp.	3,800	661,276
ConocoPhillips	4,700	572,789
Exxon Mobil Corp.	8,500	986,085
		2,220,150
PHARMACEUTICALS - 1.4%
Eli Lilly & Co.	1,900	653,885
ROAD & RAIL - 1.0%
Union Pacific Corp.	2,200	449,218
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
Advanced Micro Devices, Inc.(a)	5,000	375,750
Broadcom, Inc.	1,100	643,511
Intel Corp.	8,700	245,862
NVIDIA Corp.	4,700	918,239
QUALCOMM, Inc.	2,500	333,025
Texas Instruments, Inc.	3,300	584,793
		3,101,180
SOFTWARE - 7.4%
Adobe, Inc.(a)	1,200	444,408
Microsoft Corp.	8,900	2,205,509
Oracle Corp.	3,800	336,148
Salesforce, Inc.(a)	2,700	453,519
		3,439,584
SPECIALTY RETAIL - 2.5%
Home Depot, Inc. (The)	2,200	713,174
Lowe’s Cos., Inc.	2,200	458,150
		1,171,324
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.8%
Apple, Inc.	15,300	2,207,637
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
NIKE, Inc., Class B	3,900	496,587
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
T-Mobile U.S., Inc.(a)	3,600	537,516
TOTAL COMMON STOCKS (COST $48,229,606)		47,865,556

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
MONEY MARKET FUND - 0.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(b)	251,095	$251,095
TOTAL MONEY MARKET FUND (COST $251,095)		251,095
TOTAL INVESTMENTS (COST $48,480,701) - 104.1%		48,116,651

Value
WRITTEN CALL OPTIONS - (4.1)% (PREMIUMS RECEIVED ($1,049,093))	$(1,875,758)
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(191)
NET ASSETS - 100.0%	$46,240,702
Securities in this Fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of January 31, 2023 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	25	$(312,500)	$125.00	5/19/23	$(5,463)
Abbott Laboratories	Call	45	(472,500)	105.00	2/17/23	(28,350)
Accenture PLC, Class A	Call	15	(427,500)	285.00	2/17/23	(6,225)
Adobe, Inc.	Call	10	(365,000)	365.00	2/17/23	(14,450)
Advanced Micro Devices, Inc.	Call	45	(315,000)	70.00	2/17/23	(31,837)
Alphabet, Inc., Class A	Call	70	(700,000)	100.00	3/17/23	(36,050)
Amazon.com, Inc.	Call	130	(1,300,000)	100.00	2/17/23	(91,000)
American Express Co.	Call	15	(240,000)	160.00	4/21/23	(29,100)
American International Group, Inc.	Call	30	(180,000)	60.00	2/17/23	(11,550)
American Tower Corp.	Call	15	(330,000)	220.00	2/17/23	(11,850)
Amgen, Inc.	Call	15	(397,500)	265.00	4/21/23	(7,313)
Apple, Inc.	Call	135	(1,957,500)	145.00	3/17/23	(83,025)
AT&T, Inc.	Call	150	(315,000)	21.00	4/21/23	(6,900)
Bank of America Corp.	Call	120	(408,000)	34.00	3/17/23	(25,200)
Bank of New York Mellon Corp. (The)	Call	45	(202,500)	45.00	3/17/23	(27,000)
Berkshire Hathaway, Inc., Class B	Call	30	(960,000)	320.00	3/17/23	(15,150)
BlackRock, Inc.	Call	4	(300,000)	750.00	2/17/23	(10,000)
Boeing Co. (The)	Call	8	(184,000)	230.00	4/21/23	(5,000)
Booking Holdings, Inc.	Call	1	(220,000)	2,200.00	2/17/23	(24,790)
Broadcom, Inc.	Call	8	(456,000)	570.00	2/17/23	(20,080)
Capital One Financial Corp.	Call	15	(150,000)	100.00	3/17/23	(29,550)
Caterpillar, Inc.	Call	10	(250,000)	250.00	2/17/23	(7,800)
Charles Schwab Corp. (The)	Call	35	(288,750)	82.50	3/17/23	(3,780)
Charter Communications, Inc., Class A	Call	3	(111,000)	370.00	3/17/23	(8,310)
Chevron Corp.	Call	30	(555,000)	185.00	4/21/23	(11,310)
Cisco Systems, Inc.	Call	95	(475,000)	50.00	4/21/23	(15,010)
Citigroup, Inc.	Call	45	(213,750)	47.50	3/17/23	(22,162)
Coca-Cola Co. (The)	Call	130	(812,500)	62.50	3/17/23	(13,000)
Colgate-Palmolive Co.	Call	55	(426,250)	77.50	5/19/23	(9,075)
Comcast Corp., Class A	Call	85	(361,250)	42.50	4/21/23	(5,525)
ConocoPhillips	Call	40	(500,000)	125.00	3/17/23	(18,080)
Costco Wholesale Corp.	Call	8	(388,000)	485.00	2/17/23	(23,296)
CVS Health Corp.	Call	35	(323,750)	92.50	5/19/23	(9,608)
Danaher Corp.	Call	25	(700,000)	280.00	3/17/23	(9,000)
Dow, Inc.	Call	35	(210,000)	60.00	3/17/23	(5,618)
Duke Energy Corp.	Call	55	(577,500)	105.00	4/21/23	(12,375)
Eli Lilly & Co.	Call	15	(555,000)	370.00	4/21/23	(9,825)
Emerson Electric Co.	Call	30	(277,500)	92.50	3/17/23	(6,000)
Exelon Corp.	Call	75	(322,500)	43.00	4/21/23	(9,938)
Exxon Mobil Corp.	Call	75	(862,500)	115.00	2/17/23	(23,250)
FedEx Corp.	Call	8	(152,000)	190.00	4/21/23	(10,820)
Ford Motor Co.	Call	80	(96,000)	12.00	3/17/23	(13,680)
General Dynamics Corp.	Call	10	(250,000)	250.00	5/19/23	(4,000)
General Motors Co.	Call	40	(144,000)	36.00	3/17/23	(16,300)
Gilead Sciences, Inc.	Call	50	(450,000)	90.00	5/19/23	(10,000)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Goldman Sachs Group, Inc. (The)	Call	8	$(292,000)	$365.00	3/17/23	$(9,664)
Home Depot, Inc. (The)	Call	15	(502,500)	335.00	5/19/23	(21,600)
Honeywell International, Inc.	Call	25	(525,000)	210.00	3/17/23	(14,875)
Intel Corp.	Call	75	(206,250)	27.50	3/17/23	(11,700)
International Business Machines Corp.	Call	20	(280,000)	140.00	4/21/23	(5,390)
JPMorgan Chase & Co.	Call	45	(630,000)	140.00	3/17/23	(20,700)
Kraft Heinz Co. (The)	Call	40	(170,000)	42.50	5/19/23	(4,580)
Linde PLC	Call	10	(345,000)	345.00	4/21/23	(8,300)
Lockheed Martin Corp.	Call	5	(235,000)	470.00	3/17/23	(5,100)
Lowe’s Cos., Inc.	Call	20	(420,000)	210.00	3/17/23	(17,500)
Mastercard, Inc., Class A	Call	15	(555,000)	370.00	2/17/23	(12,863)
McDonald's Corp.	Call	20	(560,000)	280.00	3/17/23	(3,520)
Medtronic PLC	Call	55	(467,500)	85.00	3/17/23	(13,612)
Meta Platforms, Inc., Class A	Call	30	(405,000)	135.00	3/17/23	(60,300)
MetLife, Inc.	Call	55	(385,000)	70.00	4/21/23	(27,500)
Microsoft Corp.	Call	75	(1,837,500)	245.00	2/17/23	(56,625)
Mondelez International, Inc., Class A	Call	70	(472,500)	67.50	3/17/23	(6,720)
Morgan Stanley	Call	30	(300,000)	100.00	3/17/23	(6,330)
Netflix, Inc.	Call	5	(165,000)	330.00	2/17/23	(14,300)
NextEra Energy, Inc.	Call	50	(400,000)	80.00	5/19/23	(10,125)
NIKE, Inc., Class B	Call	30	(360,000)	120.00	3/17/23	(29,400)
NVIDIA Corp.	Call	40	(620,000)	155.00	2/17/23	(162,000)
Oracle Corp.	Call	30	(262,500)	87.50	3/17/23	(12,825)
PayPal Holdings, Inc.	Call	30	(232,500)	77.50	3/17/23	(24,975)
PepsiCo, Inc.	Call	40	(720,000)	180.00	4/21/23	(8,260)
Procter & Gamble Co. (The)	Call	60	(870,000)	145.00	4/21/23	(22,800)
QUALCOMM, Inc.	Call	20	(260,000)	130.00	4/21/23	(21,700)
Raytheon Technologies Corp.	Call	45	(472,500)	105.00	5/19/23	(12,105)
Salesforce, Inc.	Call	20	(280,000)	140.00	2/17/23	(56,950)
Simon Property Group, Inc.	Call	10	(135,000)	135.00	5/19/23	(4,400)
Southern Co. (The)	Call	85	(595,000)	70.00	5/19/23	(14,662)
Starbucks Corp.	Call	25	(287,500)	115.00	5/19/23	(10,825)
Target Corp.	Call	10	(155,000)	155.00	3/17/23	(20,275)
Tesla, Inc.	Call	35	(472,500)	135.00	2/17/23	(137,200)
Texas Instruments, Inc.	Call	25	(425,000)	170.00	2/17/23	(23,500)
T-Mobile U.S., Inc.	Call	25	(362,500)	145.00	2/17/23	(17,437)
U.S. Bancorp	Call	55	(247,500)	45.00	3/17/23	(29,425)
Union Pacific Corp.	Call	15	(322,500)	215.00	5/19/23	(9,300)
United Parcel Service, Inc., Class B	Call	15	(285,000)	190.00	4/21/23	(8,325)
Verizon Communications, Inc.	Call	75	(300,000)	40.00	4/21/23	(19,650)
Visa, Inc., Class A	Call	25	(550,000)	220.00	3/17/23	(35,050)
Walgreens Boots Alliance, Inc.	Call	15	(56,250)	37.50	4/21/23	(2,145)
Walmart, Inc.	Call	30	(450,000)	150.00	3/17/23	(6,150)
Walt Disney Co. (The)	Call	30	(300,000)	100.00	3/17/23	(33,300)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	70	$(315,000)	$45.00	4/21/23	$(24,150)
Total (Premiums received $1,049,093)						$(1,875,758)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

The table below sets forth the diversification of the Steward Equity Market Neutral Fund investments by Industry.

Industry Diversification	Percent^*
Money Market Fund	39.3%
Health Care Providers & Services	5.1
Specialty Retail	2.7
Consumer Finance	2.6
Technology Hardware, Storage & Peripherals	2.5
Multiline Retail	2.3
Air Freight & Logistics	2.2
Real Estate Management & Development	2.2
Equity Real Estate Investment Trusts	1.9
Semiconductors & Semiconductor Equipment	1.9
Building Products	1.8
Automobiles	1.2
Trading Companies & Distributors	1.1
Software	0.9
Banks	0.8
Capital Markets	0.8
Diversified Consumer Services	0.8
Auto Components	0.6
Distributors	0.6
Biotechnology	0.5
Construction & Engineering	0.5
IT Services	0.5
Road & Rail	0.5
Electronic Equipment, Instruments & Components	0.3
Food Products	0.2
Containers & Packaging	0.1
Food & Staples Retailing	0.1
Industry Diversification	Percent^*
Insurance	0.0%**
Leisure Products	0.0**
Life Sciences Tools & Services	0.0**
Textiles, Apparel & Luxury Goods	0.0**
Commercial Services & Supplies	(0.1)
Professional Services	(0.1)
Pharmaceuticals	(0.2)
Water Utilities	(0.2)
Internet & Direct Marketing Retail	(0.4)
Media	(0.4)
Electric Utilities	(0.5)
Electrical Equipment	(0.6)
Metals & Mining	(0.7)
Beverages	(0.8)
Gas Utilities	(1.0)
Interactive Media & Services	(1.0)
Thrifts & Mortgage Finance	(1.0)
Entertainment	(1.1)
Health Care Technology	(1.1)
Household Products	(1.1)
Oil, Gas & Consumable Fuels	(1.2)
Chemicals	(1.7)
Airlines	(2.0)
Health Care Equipment & Supplies	(2.7)
Aerospace & Defense	(3.1)
Hotels, Restaurants & Leisure	(5.2)
Total Investments	47.9%

^	Percentages indicated are net of Common Stocks and Common Stocks Sold Short.
*	Percentages indicated are based on net assets as of January 31, 2023.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 65.1%
AEROSPACE & DEFENSE - 0.1%
Huntington Ingalls Industries, Inc.	200	$44,108
AIR FREIGHT & LOGISTICS - 2.2%
C.H. Robinson Worldwide, Inc.(a)	8,300	831,411
Expeditors International of Washington, Inc.(a)	8,800	951,720
		1,783,131
AUTO COMPONENTS - 0.6%
BorgWarner, Inc.(a)	9,700	458,616
AUTOMOBILES - 1.2%
Harley-Davidson, Inc.(a)	20,300	934,409
BANKS - 1.1%
Regions Financial Corp.(a)	37,700	887,458
BIOTECHNOLOGY - 2.0%
Biogen, Inc.(a)(b)	2,300	669,070
Gilead Sciences, Inc.(a)	10,800	906,552
		1,575,622
BUILDING PRODUCTS - 1.8%
Carrier Global Corp.	9,700	441,641
Owens Corning(a)	9,900	956,835
		1,398,476
CAPITAL MARKETS - 3.4%
Ameriprise Financial, Inc.(a)	2,500	875,300
Bank of New York Mellon Corp. (The)(a)	3,100	156,767
Janus Henderson Group PLC	34,000	881,280
Nasdaq, Inc.	13,300	800,527
		2,713,874
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Waste Management, Inc.(a)	2,700	417,771
CONSTRUCTION & ENGINEERING - 0.5%
AECOM(a)	5,000	436,350
CONSUMER FINANCE - 2.6%
American Express Co.(a)	4,300	752,199
Discover Financial Services(a)	5,900	688,707
Synchrony Financial(a)	18,200	668,486
		2,109,392
	Shares	Value
CONTAINERS & PACKAGING - 0.4%
Berry Global Group, Inc.	1,200	$74,076
Westrock Co.	5,200	204,048
		278,124
DISTRIBUTORS - 0.6%
Genuine Parts Co.(a)	2,700	453,114
DIVERSIFIED CONSUMER SERVICES - 1.7%
Grand Canyon Education, Inc.(a)(b)	7,300	850,888
H&R Block, Inc.	13,100	510,638
		1,361,526
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Jabil, Inc.(a)	3,500	275,205
EQUITY REAL ESTATE INVESTMENT TRUSTS - 1.9%
American Tower Corp.	2,000	446,780
Brixmor Property Group, Inc.(a)	11,100	261,183
Iron Mountain, Inc.(a)	4,600	251,068
SBA Communications Corp.	600	178,518
Weyerhaeuser Co.(a)	10,100	347,743
		1,485,292
FOOD & STAPLES RETAILING - 1.1%
Kroger Co. (The)(a)	20,200	901,526
FOOD PRODUCTS - 1.2%
General Mills, Inc.(a)	12,000	940,320
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Hologic, Inc.(a)(b)	6,300	512,631
HEALTH CARE PROVIDERS & SERVICES - 7.8%
AmerisourceBergen Corp.(a)	3,400	574,464
Cardinal Health, Inc.(a)	11,900	919,275
Cigna Corp.(a)	3,000	950,010
CVS Health Corp.(a)	7,700	679,294
DaVita, Inc.(b)	5,600	461,384
Elevance Health, Inc.(a)	1,900	949,981
Humana, Inc.(a)	1,100	562,870
McKesson Corp.(a)	2,400	908,832
Quest Diagnostics, Inc.(a)	1,600	237,568
		6,243,678

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
INSURANCE - 1.1%
Aflac, Inc.(a)	7,400	$543,900
Hartford Financial Services Group, Inc. (The)(a)	4,000	310,440
		854,340
IT SERVICES - 4.6%
Automatic Data Processing, Inc.	2,400	541,944
Gartner, Inc.(a)(b)	1,300	439,582
Mastercard, Inc., Class A(a)	2,300	852,380
Visa, Inc., Class A(a)	4,100	943,861
Western Union Co. (The)(a)	64,500	913,965
		3,691,732
LIFE SCIENCES TOOLS & SERVICES - 1.1%
QIAGEN N.V.(b)	17,800	872,200
MEDIA - 0.6%
Interpublic Group of Cos., Inc. (The)(a)	14,200	517,732
METALS & MINING - 0.1%
Reliance Steel & Aluminum Co.	400	90,980
MULTILINE RETAIL - 2.3%
Macy's, Inc.(a)	39,700	938,111
Nordstrom, Inc.	46,300	904,702
		1,842,813
OIL, GAS & CONSUMABLE FUELS - 0.2%
ConocoPhillips	1,300	158,431
PROFESSIONAL SERVICES - 1.3%
Booz Allen Hamilton Holding Corp.	6,100	577,304
ManpowerGroup, Inc.(a)	5,100	444,516
		1,021,820
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
CBRE Group, Inc., Class A(a)(b)	10,400	889,304
Jones Lang LaSalle, Inc.(a)(b)	4,700	868,889
		1,758,193
ROAD & RAIL - 2.4%
CSX Corp.(a)	12,500	386,500
Landstar System, Inc.(a)	3,300	570,339
Ryder System, Inc.	10,000	944,100
		1,900,939
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Cirrus Logic, Inc.(a)(b)	10,000	$903,900
Lam Research Corp.(a)	1,900	950,190
QUALCOMM, Inc.(a)	5,200	692,692
		2,546,782
SOFTWARE - 6.4%
Adobe, Inc.(b)	2,400	888,816
Autodesk, Inc.(b)	4,200	903,672
Cadence Design Systems, Inc.(a)(b)	4,700	859,301
Dropbox, Inc., Class A(a)(b)	37,200	864,156
Synopsys, Inc.(a)(b)	1,600	566,000
Teradata Corp.(a)(b)	16,700	582,496
VMware, Inc., Class A(a)(b)	3,800	465,386
		5,129,827
SPECIALTY RETAIL - 3.4%
Best Buy Co., Inc.	10,100	896,072
Home Depot, Inc. (The)(a)	1,000	324,170
Lowe’s Cos., Inc.(a)	4,400	916,300
Ulta Beauty, Inc.(a)(b)	1,200	616,752
		2,753,294
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.5%
Dell Technologies, Inc., Class C(a)	5,800	235,596
Hewlett Packard Enterprise Co.(a)	58,500	943,605
HP, Inc.	28,000	815,920
		1,995,121
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
PVH Corp.	9,100	818,090
TRADING COMPANIES & DISTRIBUTORS - 1.1%
W.W. Grainger, Inc.(a)	1,500	884,220
TOTAL COMMON STOCKS (COST $48,360,007)		52,047,137
MONEY MARKET FUND - 39.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(c)	31,464,231	31,464,231
TOTAL MONEY MARKET FUND (COST $31,464,231)		31,464,231
TOTAL INVESTMENTS (COST $79,824,238) - 104.4%		83,511,368

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS SOLD SHORT - (56.6)%
AEROSPACE & DEFENSE - (3.2)%
Boeing Co. (The) (b)	(4,000)	$(852,000)
HEICO Corp., Class A	(4,100)	(548,088)
Huntington Ingalls Industries, Inc.	(200)	(44,108)
Mercury Systems, Inc. (b)	(3,800)	(189,943)
Spirit AeroSystems Holdings, Inc., Class A	(24,900)	(900,135)
		(2,534,274)
AIRLINES - (2.0)%
American Airlines Group, Inc. (b)	(52,000)	(839,280)
JetBlue Airways Corp. (b)	(96,700)	(773,600)
		(1,612,880)
BANKS - (0.3)%
Signature Bank	(1,900)	(245,005)
BEVERAGES - (0.8)%
Boston Beer Co., Inc. (The), Class A(b)	(1,600)	(621,776)
BIOTECHNOLOGY - (1.5)%
Alnylam Pharmaceuticals, Inc. (b)	(1,700)	(384,880)
Natera, Inc. (b)	(18,300)	(785,619)
Seagen, Inc. (b)	(200)	(27,896)
		(1,198,395)
CAPITAL MARKETS - (2.6)%
Blackstone, Inc.	(8,700)	(834,852)
Blue Owl Capital, Inc.	(67,300)	(846,634)
KKR & Co., Inc.	(7,200)	(401,832)
		(2,083,318)
CHEMICALS - (1.7)%
Albemarle Corp.	(900)	(253,305)
Diversey Holdings Ltd. (b)	(26,500)	(160,855)
Scotts Miracle-Gro Co. (The)	(12,700)	(916,813)
		(1,330,973)
COMMERCIAL SERVICES & SUPPLIES - (0.6)%
Stericycle, Inc.(b)	(9,100)	(489,671)
CONSUMER FINANCE - (0.0)%
Upstart Holdings, Inc.(b)	(1,700)	(31,756)
CONTAINERS & PACKAGING - (0.3)%
Westrock Co.	(5,200)	(204,048)
DIVERSIFIED CONSUMER SERVICES - (0.9)%
Mister Car Wash, Inc.(b)	(68,700)	(705,549)
	Shares	Value
ELECTRIC UTILITIES - (0.5)%
Constellation Energy Corp.	(5,100)	$(435,336)
ELECTRICAL EQUIPMENT - (0.6)%
Plug Power, Inc. (b)	(7,900)	(134,458)
Shoals Technologies Group, Inc., Class A (b)	(12,400)	(345,836)
		(480,294)
ENTERTAINMENT - (1.1)%
Roku, Inc. (b)	(1,400)	(80,500)
Warner Bros Discovery, Inc. (b)	(56,300)	(834,366)
		(914,866)
FOOD & STAPLES RETAILING - (1.0)%
Grocery Outlet Holding Corp.(b)	(26,600)	(808,374)
FOOD PRODUCTS - (1.0)%
Freshpet, Inc. (b)	(600)	(37,998)
Seaboard Corp.	(200)	(784,100)
		(822,098)
GAS UTILITIES - (1.0)%
Atmos Energy Corp.	(7,000)	(822,780)
HEALTH CARE EQUIPMENT & SUPPLIES - (3.3)%
Enovis Corp. (b)	(6,200)	(390,290)
Masimo Corp. (b)	(4,700)	(799,376)
Novocure Ltd. (b)	(8,200)	(747,676)
STERIS PLC	(1,100)	(227,161)
Stryker Corp.	(1,800)	(456,858)
		(2,621,361)
HEALTH CARE PROVIDERS & SERVICES - (2.7)%
agilon health, Inc. (b)	(39,000)	(848,640)
Guardant Health, Inc. (b)	(24,200)	(760,606)
Oak Street Health, Inc. (b)	(18,500)	(537,610)
		(2,146,856)
HEALTH CARE TECHNOLOGY - (1.1)%
Certara, Inc.(b)	(44,400)	(861,360)
HOTELS, RESTAURANTS & LEISURE - (5.2)%
Choice Hotels International, Inc.	(5,000)	(614,450)
Domino's Pizza, Inc.	(900)	(317,700)
DraftKings, Inc., Class A (b)	(3,800)	(56,962)
Las Vegas Sands Corp. (b)	(3,100)	(182,900)
Norwegian Cruise Line Holdings Ltd. (b)	(55,800)	(848,718)
Penn Entertainment, Inc. (b)	(7,200)	(255,240)
Royal Caribbean Cruises Ltd. (b)	(3,000)	(194,820)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Six Flags Entertainment Corp. (b)	(30,900)	$(829,665)
Wynn Resorts Ltd. (b)	(7,900)	(818,756)
		(4,119,211)
HOUSEHOLD PRODUCTS - (1.1)%
Spectrum Brands Holdings, Inc.	(13,100)	(889,228)
INSURANCE - (1.1)%
Kemper Corp.	(15,300)	(898,569)
INTERACTIVE MEDIA & SERVICES - (1.0)%
IAC, Inc.(b)	(14,400)	(813,600)
INTERNET & DIRECT MARKETING RETAIL - (0.4)%
Amazon.com, Inc. (b)	(1,000)	(103,130)
Wayfair, Inc., Class A (b)	(3,800)	(229,900)
		(333,030)
IT SERVICES - (4.1)%
Cloudflare, Inc., Class A (b)	(16,500)	(873,015)
Fastly, Inc., Class A (b)	(5,800)	(60,030)
Kyndryl Holdings, Inc. (b)	(32,100)	(429,819)
MongoDB, Inc. (b)	(3,800)	(813,998)
Sabre Corp. (b)	(30,400)	(207,024)
Shift4 Payments, Inc., Class A (b)	(5,100)	(326,604)
Toast, Inc., Class A (b)	(24,200)	(539,902)
		(3,250,392)
LEISURE PRODUCTS - (0.0)%
Peloton Interactive, Inc., Class A(b)	(2,300)	(29,739)
LIFE SCIENCES TOOLS & SERVICES - (1.1)%
Sotera Health Co.(b)	(49,000)	(844,760)
MEDIA - (1.0)%
Liberty Broadband Corp., Class A(b)	(8,600)	(770,732)
METALS & MINING - (0.8)%
MP Materials Corp.(b)	(20,600)	(669,706)
OIL, GAS & CONSUMABLE FUELS - (1.4)%
Enviva, Inc.	(5,600)	(254,688)
New Fortress Energy, Inc.	(22,000)	(853,380)
		(1,108,068)
PHARMACEUTICALS - (0.2)%
Catalent, Inc.(b)	(2,700)	(144,585)
PROFESSIONAL SERVICES - (1.4)%
Dun & Bradstreet Holdings, Inc.	(21,400)	(313,510)
Equifax, Inc.	(3,800)	(844,360)
		(1,157,870)
	Shares	Value
ROAD & RAIL - (1.9)%
Lyft, Inc., Class A (b)	(48,500)	$(788,125)
U-Haul Holding Co.	(10,300)	(690,409)
		(1,478,534)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (1.3)%
Entegris, Inc.	(2,000)	(161,420)
Monolithic Power Systems, Inc.	(1,600)	(682,496)
Wolfspeed, Inc. (b)	(2,600)	(200,226)
		(1,044,142)
SOFTWARE - (5.5)%
Alteryx, Inc., Class A (b)	(3,900)	(216,411)
AppLovin Corp., Class A (b)	(40,500)	(514,350)
Aspen Technology, Inc. (b)	(4,100)	(814,875)
C3.ai, Inc., Class A (b)	(10,700)	(212,395)
Duck Creek Technologies, Inc. (b)	(9,400)	(177,942)
Five9, Inc. (b)	(1,600)	(126,048)
nCino, Inc. (b)	(11,600)	(331,760)
Palantir Technologies, Inc., Class A (b)	(107,300)	(834,794)
Tyler Technologies, Inc. (b)	(2,500)	(806,925)
Unity Software, Inc. (b)	(9,900)	(351,648)
		(4,387,148)
SPECIALTY RETAIL - (0.7)%
Floor & Decor Holdings, Inc. (b)	(1,700)	(154,309)
GameStop Corp., Class A (b)	(5,600)	(122,472)
Petco Health & Wellness Co., Inc. (b)	(21,800)	(254,842)
		(531,623)
TEXTILES, APPAREL & LUXURY GOODS - (1.0)%
Skechers USA, Inc., Class A(b)	(16,700)	(804,105)
THRIFTS & MORTGAGE FINANCE - (1.0)%
Rocket Cos., Inc., Class A	(25,800)	(242,778)
TFS Financial Corp.	(21,400)	(304,950)
UWM Holdings Corp.	(55,800)	(255,564)
		(803,292)
WATER UTILITIES - (0.2)%
American Water Works Co., Inc.	(1,200)	(187,788)
TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($43,473,259))		(45,237,092)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($43,473,259)) - (56.6)%		(45,237,092)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
OTHER ASSETS IN EXCESS OF LIABILITIES - 52.1%		$41,688,840
NET ASSETS - 100.0%		$79,963,116

(a)	All or portion of the shares have been pledged as collateral for open short positions.
(b)	Represents non-income producing security.
(c)	7-day current yield as of January 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	59.0%
Canada	16.1
Taiwan	4.8
Switzerland	4.4
Ireland (Republic of)	4.0
Japan	3.6
Republic of Korea (South)	1.9
United Kingdom	1.8
Brazil	1.7
Colombia	1.5
Sweden	1.0
Total Investments	99.8%

*	Percentages indicated are based on net assets as of January 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 98.1%
AEROSPACE & DEFENSE - 1.1%
General Dynamics Corp.	16,590	$3,866,465
AIR FREIGHT & LOGISTICS - 1.7%
C.H. Robinson Worldwide, Inc.	59,340	5,944,088
BANKS - 10.9%
Bank of Nova Scotia (The)	68,050	3,683,546
Canadian Imperial Bank of Commerce	87,180	3,977,152
KB Financial Group, Inc., ADR	146,130	6,697,138
Mizuho Financial Group, Inc., ADR	2,051,260	6,481,982
NatWest Group PLC, Sponsored ADR	824,970	6,377,018
Royal Bank of Canada	44,700	4,575,492
Toronto-Dominion Bank (The)	86,410	5,981,300
		37,773,628
BEVERAGES - 1.9%
Coca-Cola Co. (The)	105,730	6,483,364
BIOTECHNOLOGY - 3.7%
AbbVie, Inc.	42,580	6,291,195
Gilead Sciences, Inc.	77,850	6,534,729
		12,825,924
CAPITAL MARKETS - 1.7%
Nomura Holdings, Inc., Sponsored ADR	1,473,140	5,951,486
CHEMICALS - 1.3%
Air Products and Chemicals, Inc.	13,950	4,471,114
COMMUNICATIONS EQUIPMENT - 2.6%
Cisco Systems, Inc.	109,800	5,343,966
Telefonaktiebolaget LM Ericsson, Sponsored ADR	612,310	3,533,029
		8,876,995
CONSTRUCTION MATERIALS - 1.2%
James Hardie Industries PLC, Sponsored ADR	185,730	4,173,353
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
Verizon Communications, Inc.	142,530	5,924,972
ELECTRIC UTILITIES - 1.9%
Entergy Corp.	32,550	3,524,514
Portland General Electric Co.	62,770	2,986,597
		6,511,111
ELECTRICAL EQUIPMENT - 1.9%
ABB Ltd., Sponsored ADR	191,880	6,687,018
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
Avnet, Inc.	106,730	$4,896,772
EQUITY REAL ESTATE INVESTMENT TRUSTS - 2.8%
Crown Castle, Inc.	31,350	4,643,248
Iron Mountain, Inc.	93,900	5,125,062
		9,768,310
FOOD PRODUCTS - 4.2%
General Mills, Inc.	50,220	3,935,239
Kellogg Co.	82,540	5,660,593
Tyson Foods, Inc., Class A	74,370	4,889,828
		14,485,660
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Abbott Laboratories	51,700	5,715,435
Medtronic PLC	51,900	4,343,511
		10,058,946
HEALTH CARE PROVIDERS & SERVICES - 6.3%
Cigna Corp.	34,410	10,896,615
Quest Diagnostics, Inc.	48,980	7,272,550
U.S. Physical Therapy, Inc.	36,250	3,594,188
		21,763,353
HOTELS, RESTAURANTS & LEISURE - 2.7%
McDonald's Corp.	35,150	9,399,110
HOUSEHOLD DURABLES - 1.6%
Garmin Ltd.	35,090	3,469,699
Leggett & Platt, Inc.	57,900	2,116,824
		5,586,523
INSURANCE - 1.4%
Sun Life Financial, Inc.	98,450	4,945,143
IT SERVICES - 7.5%
Accenture PLC, Class A	19,160	5,346,598
Amdocs Ltd.	57,730	5,307,119
Broadridge Financial Solutions, Inc.	30,140	4,531,850
Cognizant Technology Solutions Corp., Class A	59,190	3,950,933
Paychex, Inc.	59,570	6,901,780
		26,038,280
MACHINERY - 1.5%
Snap-on, Inc.	20,730	5,156,173

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
MEDIA - 3.0%
Nexstar Media Group, Inc.	29,710	$6,083,717
Omnicom Group, Inc.	52,590	4,522,214
		10,605,931
METALS & MINING - 2.5%
Ternium SA, Sponsored ADR	89,520	3,612,132
Yamana Gold, Inc.	816,810	4,925,364
		8,537,496
OIL, GAS & CONSUMABLE FUELS - 6.7%
Canadian Natural Resources, Ltd.	105,020	6,452,429
Ecopetrol SA, Sponsored ADR	470,480	5,358,767
Petroleo Brasileiro SA, Sponsored ADR	498,120	5,778,192
Suncor Energy, Inc.	164,410	5,708,315
		23,297,703
PROFESSIONAL SERVICES - 1.9%
Thomson Reuters Corp.	55,580	6,612,353
ROAD & RAIL - 1.3%
Canadian National Railway Co.	39,390	4,690,955
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
ASE Industrial Holding Co. Ltd., ADR	837,630	6,030,936
QUALCOMM, Inc.	33,400	4,449,214
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	67,050	6,217,546
Texas Instruments, Inc.	45,430	8,050,650
United Microelectronics Corp., Sponsored ADR(a)	552,690	4,493,370
		29,241,716
SOFTWARE - 2.6%
Gen Digital, Inc.	211,670	4,870,527
Open Text Corp.	126,410	4,241,055
		9,111,582
	Shares	Value
SPECIALTY RETAIL - 4.5%
Advance Auto Parts, Inc.	24,160	$3,679,085
Best Buy Co., Inc.	24,610	2,183,399
Home Depot, Inc. (The)	15,520	5,031,119
Williams-Sonoma, Inc.	36,080	4,868,635
		15,762,238
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.3%
HP, Inc.	216,160	6,298,902
Logitech International SA	86,380	5,042,001
		11,340,903
TOTAL COMMON STOCKS (COST $312,417,582)		340,788,665
MONEY MARKET FUND - 1.7%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(b)	5,961,168	5,961,168
TOTAL MONEY MARKET FUND (COST $5,961,168)		5,961,168
TOTAL INVESTMENTS (COST $318,378,750) - 99.8%		346,749,833

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		655,038
NET ASSETS - 100.0%		$347,404,871

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2023 is disclosed.

ADR — American Depositary Receipt
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	27.0%
United Kingdom	14.8
China	9.4
Taiwan	9.0
Netherlands	7.1
Japan	5.5
Brazil	3.8
India	3.1
Switzerland	2.8
France	2.4
Germany	2.4
Australia	2.3
Mexico	1.8
Republic of Korea (South)	1.6
Spain	1.5
United States	0.8
Ireland (Republic of)	0.8
Denmark	0.6
Chile	0.5
Italy	0.5
Norway	0.5
South Africa	0.4
Finland	0.4
Indonesia	0.3
Sweden	0.3
Jersey	0.2
Colombia	0.1
Total Investments	99.9%

*	Percentages indicated are based on net assets as of January 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 97.5%
AEROSPACE & DEFENSE - 0.1%
CAE, Inc.(a)	6,360	$143,736
AIR FREIGHT & LOGISTICS - 0.2%
ZTO Express Cayman, Inc., ADR	12,630	360,081
AIRLINES - 0.2%
Ryanair Holdings PLC, Sponsored ADR(a)	3,848	348,359
AUTO COMPONENTS - 0.2%
Magna International, Inc., ADR	7,400	480,556
AUTOMOBILES - 2.0%
Ferrari N.V.	5,520	1,387,231
Honda Motor Co. Ltd., Sponsored ADR	55,000	1,365,100
NIO, Inc., ADR(a)	20,730	250,211
Stellantis N.V.	60,290	947,759
Tata Motors Ltd., Sponsored ADR(a)	12,770	352,338
		4,302,639
BANKS - 17.4%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	165,860	1,170,972
Banco de Chile, ADR	15,559	341,831
Banco Santander Chile, ADR	6,164	104,233
Banco Santander SA, Sponsored ADR	411,595	1,420,003
Bank of Montreal	23,250	2,339,880
Bank of Nova Scotia (The)	43,810	2,371,435
Barclays PLC, Sponsored ADR	97,189	901,914
Canadian Imperial Bank of Commerce	33,100	1,510,022
HDFC Bank Ltd., ADR	35,950	2,421,592
HSBC Holdings PLC, Sponsored ADR	113,491	4,192,358
ICICI Bank Ltd., Sponsored ADR	76,860	1,600,994
ING Groep N.V., Sponsored ADR	103,570	1,494,515
KB Financial Group, Inc., ADR	20,760	951,431
Lloyds Banking Group PLC, ADR	425,905	1,103,094
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	340,550	2,509,853
Mizuho Financial Group, Inc., ADR	315,100	995,716
NatWest Group PLC, Sponsored ADR	90,100	696,473
Royal Bank of Canada	48,860	5,001,310
Shinhan Financial Group Co. Ltd., ADR	29,520	1,004,270
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	190,050	1,664,838
Toronto-Dominion Bank (The)	59,870	4,144,201
Woori Financial Group, Inc., Sponsored ADR	5,290	167,640
		38,108,575
	Shares	Value
BEVERAGES - 0.7%
Fomento Economico Mexicano SAB de CV, Sponsored ADR	16,530	$1,451,334
BIOTECHNOLOGY - 1.3%
Argenx SE, ADR(a)	2,820	1,077,945
BeiGene Ltd., ADR(a)	2,180	558,080
Genmab A/S, Sponsored ADR(a)	32,540	1,273,941
		2,909,966
CAPITAL MARKETS - 2.1%
Brookfield Corp.	37,100	1,380,120
Credit Suisse Group, Sponsored ADR	60,759	213,264
Deutsche Bank AG	52,930	708,203
Nomura Holdings, Inc., Sponsored ADR	85,620	345,905
UBS Group AG	96,440	2,069,603
		4,717,095
CHEMICALS - 0.7%
Nutrien Ltd.	14,893	1,232,991
Sasol Ltd., Sponsored ADR	13,580	248,786
		1,481,777
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Waste Connections, Inc.	17,880	2,376,252
COMMUNICATIONS EQUIPMENT - 0.6%
Nokia Oyj, Sponsored ADR	167,640	797,967
Telefonaktiebolaget LM Ericsson, Sponsored ADR	110,090	635,219
		1,433,186
CONSTRUCTION MATERIALS - 0.8%
CEMEX SAB de CV, Sponsored ADR(a)	55,045	293,940
CRH PLC, Sponsored ADR	23,780	1,119,563
James Hardie Industries PLC, Sponsored ADR	13,930	313,007
		1,726,510
DIVERSIFIED CONSUMER SERVICES - 0.2%
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	3,760	160,326
Pearson PLC, Sponsored ADR	31,390	354,707
		515,033
DIVERSIFIED FINANCIAL SERVICES - 0.3%
ORIX Corp., Sponsored ADR	8,410	739,407
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.9%
BCE, Inc.	57,325	2,711,472
Chunghwa Telecom Co. Ltd., Sponsored ADR	48,995	1,815,265

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Orange SA, Sponsored ADR	94,030	$996,718
Telefonica SA, Sponsored ADR	169,980	652,723
Telkom Indonesia Persero Tbk PT, ADR	28,380	738,448
TELUS Corp.	76,570	1,650,084
		8,564,710
ELECTRIC UTILITIES - 1.2%
Centrais Eletricas Brasileiras SA, Sponsored ADR	70,850	570,343
Fortis, Inc.	46,090	1,896,603
Korea Electric Power Corp., Sponsored ADR	12,820	102,816
		2,569,762
ELECTRICAL EQUIPMENT - 0.8%
ABB Ltd., Sponsored ADR	53,960	1,880,506
ENTERTAINMENT - 0.8%
NetEase, Inc., ADR	19,215	1,702,641
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Alcon, Inc.	22,620	1,701,250
Koninklijke Philips N.V., Sponsored NYS	27,175	465,236
Smith & Nephew PLC, Sponsored ADR	29,670	824,826
		2,991,312
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Fresenius Medical Care AG & Co. KGaA, ADR	21,400	400,822
HOTELS, RESTAURANTS & LEISURE - 0.9%
H World Group Ltd., ADR	2,890	137,217
InterContinental Hotels Group PLC, ADR	6,473	457,965
Restaurant Brands International, Inc.	15,085	1,009,639
Trip.com Group Ltd., ADR(a)	12,680	466,117
		2,070,938
HOUSEHOLD DURABLES - 1.5%
Sony Group Corp., Sponsored ADR	37,460	3,351,172
INSURANCE - 2.1%
Aegon N.V., Sponsored NYS	40,717	223,129
Manulife Financial Corp.	80,270	1,589,346
Prudential PLC, ADR	37,430	1,248,291
Sun Life Financial, Inc.	31,110	1,562,655
		4,623,421
INTERACTIVE MEDIA & SERVICES - 0.8%
Baidu, Inc., Sponsored ADR(a)	13,703	1,845,520
INTERNET & DIRECT MARKETING RETAIL - 6.8%
Alibaba Group Holding Ltd., Sponsored ADR(a)	94,980	10,466,796
	Shares	Value
JD.com, Inc., ADR	54,180	$3,225,335
Pinduoduo, Inc., ADR(a)	12,560	1,230,629
		14,922,760
IT SERVICES - 2.4%
CGI, Inc.(a)	16,830	1,444,351
Infosys Ltd., Sponsored ADR	110,530	2,077,964
Shopify, Inc., Class A(a)	26,670	1,314,031
Wipro Ltd., ADR	71,143	347,889
		5,184,235
LIFE SCIENCES TOOLS & SERVICES - 0.7%
QIAGEN N.V.(a)	31,224	1,529,976
MACHINERY - 0.2%
CNH Industrial N.V.	28,220	500,058
MEDIA - 0.6%
Grupo Televisa SAB, Sponsored ADR	13,190	81,118
Shaw Communications, Inc., Class B	31,330	932,381
WPP PLC, Sponsored ADR	6,380	373,358
		1,386,857
METALS & MINING - 8.2%
Agnico Eagle Mines Ltd.	13,488	761,802
AngloGold Ashanti Ltd., Sponsored ADR	11,490	241,520
ArcelorMittal SA, Sponsored NYS	10,673	330,223
Barrick Gold Corp., ADR	59,053	1,154,486
BHP Group Ltd., Sponsored ADR	70,810	4,967,321
Franco Nevada Corp.	7,710	1,131,057
Gold Fields Ltd., Sponsored ADR	24,090	275,590
Kinross Gold Corp.	44,170	204,949
POSCO Holdings, Inc., Sponsored ADR	15,250	944,128
Rio Tinto PLC, Sponsored ADR	30,552	2,424,301
Sibanye Stillwater Ltd., ADR	17,340	186,578
Southern Copper Corp.	4,943	371,763
Teck Resources Ltd., Class B	10,623	459,976
Vale SA, Sponsored ADR	193,410	3,612,899
Wheaton Precious Metals Corp.	19,560	894,674
		17,961,267
MULTI-UTILITIES - 1.0%
Algonquin Power & Utilities Corp.	50,720	370,256
National Grid PLC, Sponsored ADR	30,509	1,945,559
		2,315,815
OIL, GAS & CONSUMABLE FUELS - 12.0%
BP PLC, Sponsored ADR	87,212	3,159,691
Cameco Corp.	7,770	217,638

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Canadian Natural Resources, Ltd.	28,740	$1,765,785
Cenovus Energy, Inc.	32,890	657,142
Ecopetrol SA, Sponsored ADR	2,010	22,894
Enbridge, Inc.	76,600	3,138,302
Eni S.p.A., Sponsored ADR	33,860	1,046,274
Equinor ASA, Sponsored ADR	34,197	1,040,615
Imperial Oil Ltd.	6,600	361,416
Pembina Pipeline Corp.	18,980	673,790
Petroleo Brasileiro SA, Sponsored ADR	97,880	1,135,408
Shell PLC, ADR	100,505	5,910,699
Suncor Energy, Inc.	33,958	1,179,022
TC Energy Corp.	37,910	1,635,437
TotalEnergies SE, Sponsored ADR	68,880	4,273,315
		26,217,428
PAPER & FOREST PRODUCTS - 0.1%
Suzano SA, Sponsored ADR	23,870	219,127
PERSONAL PRODUCTS - 2.8%
Haleon PLC, ADR(a)	133,290	1,079,649
Natura & Co. Holding SA, ADR	19,090	110,149
Unilever PLC, Sponsored ADR	98,824	5,049,907
		6,239,705
PROFESSIONAL SERVICES - 1.9%
RELX PLC, Sponsored ADR	75,423	2,240,817
Thomson Reuters Corp.	15,894	1,890,909
		4,131,726
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
FirstService Corp.	2,960	422,984
KE Holdings, Inc., ADR(a)	14,620	268,131
		691,115
ROAD & RAIL - 2.2%
Canadian National Railway Co.	20,520	2,443,727
Canadian Pacific Railway, Ltd.	30,020	2,368,578
		4,812,305
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
ASE Industrial Holding Co. Ltd., ADR	49,515	356,508
ASML Holding N.V., Sponsored NYS	10,657	7,042,572
STMicroelectronics N.V., Sponsored NYS	17,050	805,101
	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	175,920	$16,313,061
United Microelectronics Corp., Sponsored ADR(a)	145,630	1,183,972
		25,701,214
SOFTWARE - 2.1%
Open Text Corp.	15,900	533,445
SAP SE, Sponsored ADR	34,300	4,065,579
		4,599,024
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
Canon, Inc., Sponsored ADR	50,170	1,113,774
Logitech International SA	6,310	368,315
		1,482,089
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Gildan Activewear, Inc.	4,100	128,453
TRANSPORTATION INFRASTRUCTURE - 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,560	269,209
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,380	375,360
		644,569
WATER UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	15,150	166,801
WIRELESS TELECOMMUNICATION SERVICES - 1.8%
America Movil SAB de CV, Class L, Sponsored ADR	74,410	1,557,401
Rogers Communications, Inc., Class B	22,320	1,085,868
SK Telecom Co. Ltd., Sponsored ADR	12,570	266,610
Vodafone Group PLC, Sponsored ADR	81,639	945,380
		3,855,259
TOTAL COMMON STOCKS (COST $202,018,232)		213,785,093
MASTER LIMITED PARTNERSHIPS - 0.3%
MULTI-UTILITIES - 0.3%
Brookfield Infrastructure Partners LP	19,050	673,227
TOTAL MASTER LIMITED PARTNERSHIPS (COST $691,005)		673,227

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MONEY MARKET FUND - 0.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(b)	1,147,680	$1,147,680
TOTAL MONEY MARKET FUND (COST $1,147,680)		1,147,680
PREFERRED STOCKS - 1.6%
BANKS - 0.6%
Bancolombia SA, Sponsored ADR, 6.75%(c)	4,210	127,352
Itau Unibanco Holding SA, Sponsored ADR (c)	232,207	1,156,391
		1,283,743
CHEMICALS - 0.3%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 12.20%(c)	7,120	694,485
ELECTRIC UTILITIES - 0.1%
Centrais Eletricas Brasileiras SA, ADR, 6.87%(c)	6,770	57,003
METALS & MINING - 0.1%
Gerdau SA, Sponsored ADR, 19.98%(c)	36,060	234,390
OIL, GAS & CONSUMABLE FUELS - 0.5%
Petroleo Brasileiro SA, Sponsored ADR, 17.06%(c)	108,380	1,118,482
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Brookfield Property Preferred LP, 1.56%(c)	448	$8,526
TOTAL PREFERRED STOCKS (COST $3,138,837)		3,396,629
TOTAL INVESTMENTS (COST $206,995,754) - 99.9%		219,002,629

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		197,041
NET ASSETS - 100.0%		$219,199,670

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2023 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
LP — Limited Partnership
NYS — New York Shares
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP CORE FUND

The table below sets forth the diversification of the Steward Large Cap Core Fund investments by Industry.

Industry Diversification	Percent*
Software	11.6%
Health Care Providers & Services	8.2
Technology Hardware, Storage & Peripherals	7.6
Specialty Retail	7.3
IT Services	7.1
Biotechnology	3.7
Air Freight & Logistics	3.3
Capital Markets	3.2
Consumer Finance	3.1
Road & Rail	3.1
Beverages	3.0
Semiconductors & Semiconductor Equipment	2.7
Equity Real Estate Investment Trusts	2.2
Insurance	2.2
Diversified Consumer Services	2.0
Interactive Media & Services	2.0
Multiline Retail	2.0
Food Products	1.8
Real Estate Management & Development	1.8
Oil, Gas & Consumable Fuels	1.7
Food & Staples Retailing	1.5
Communications Equipment	1.4
Industry Diversification	Percent*
Internet & Direct Marketing Retail	1.4%
Life Sciences Tools & Services	1.4
Professional Services	1.4
Automobiles	1.3
Banks	1.2
Aerospace & Defense	1.1
Building Products	1.1
Commercial Services & Supplies	1.1
Trading Companies & Distributors	1.1
Health Care Equipment & Supplies	1.0
Media	1.0
Auto Components	0.9
Electronic Equipment, Instruments & Components	0.9
Containers & Packaging	0.7
Thrifts & Mortgage Finance	0.7
Diversified Financial Services	0.6
Electrical Equipment	0.4
Money Market Fund	0.1
Total Investments	99.9%

*	Percentages indicated are based on net assets as of January 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.8%
AEROSPACE & DEFENSE - 1.1%
Lockheed Martin Corp.	1,900	$880,194
AIR FREIGHT & LOGISTICS - 3.3%
C.H. Robinson Worldwide, Inc.	7,900	791,343
Expeditors International of Washington, Inc.	7,600	821,940
United Parcel Service, Inc., Class B	5,400	1,000,242
		2,613,525
AUTO COMPONENTS - 0.9%
BorgWarner, Inc.	14,600	690,288
AUTOMOBILES - 1.3%
Harley-Davidson, Inc.	18,000	828,540
Tesla, Inc.(a)	1,000	173,220
		1,001,760
BANKS - 1.2%
JPMorgan Chase & Co.	700	97,972
Regions Financial Corp.	35,700	840,378
		938,350
BEVERAGES - 3.0%
Coca-Cola Co. (The)	19,900	1,220,268
PepsiCo, Inc.	6,400	1,094,528
		2,314,796
BIOTECHNOLOGY - 3.7%
Amgen, Inc.	4,200	1,060,080
Biogen, Inc.(a)	3,000	872,700
Gilead Sciences, Inc.	11,900	998,886
		2,931,666
BUILDING PRODUCTS - 1.1%
Owens Corning	8,800	850,520
CAPITAL MARKETS - 3.2%
Ameriprise Financial, Inc.	2,600	910,312
Bank of New York Mellon Corp. (The)	17,100	864,747
Nasdaq, Inc.	12,800	770,432
		2,545,491
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Waste Management, Inc.	5,600	866,488
COMMUNICATIONS EQUIPMENT - 1.4%
Cisco Systems, Inc.	23,300	1,134,011
	Shares	Value
CONSUMER FINANCE - 3.1%
American Express Co.	4,700	$822,171
Discover Financial Services	7,200	840,456
Synchrony Financial	20,900	767,657
		2,430,284
CONTAINERS & PACKAGING - 0.7%
Amcor PLC	48,200	581,292
DIVERSIFIED CONSUMER SERVICES - 2.0%
Grand Canyon Education, Inc.(a)	6,600	769,296
H&R Block, Inc.	21,100	822,478
		1,591,774
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Berkshire Hathaway, Inc., Class B(a)	1,400	436,128
ELECTRICAL EQUIPMENT - 0.4%
Acuity Brands, Inc.	1,700	320,484
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Jabil, Inc.	9,100	715,533
EQUITY REAL ESTATE INVESTMENT TRUSTS - 2.2%
American Tower Corp.	3,900	871,221
SBA Communications Corp.	500	148,765
Weyerhaeuser Co.	21,400	736,802
		1,756,788
FOOD & STAPLES RETAILING - 1.5%
Kroger Co. (The)	18,800	839,044
Sysco Corp.	4,700	364,062
		1,203,106
FOOD PRODUCTS - 1.8%
General Mills, Inc.	11,100	869,796
Mondelez International, Inc., Class A	8,000	523,520
		1,393,316
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
Hologic, Inc.(a)	9,600	781,152
HEALTH CARE PROVIDERS & SERVICES - 8.2%
AmerisourceBergen Corp.	4,900	827,904
Cardinal Health, Inc.	10,900	842,025
Cigna Corp.	3,100	981,677
CVS Health Corp.	10,800	952,776
Elevance Health, Inc.	2,100	1,049,979

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
Humana, Inc.	300	$153,510
McKesson Corp.	2,400	908,832
Quest Diagnostics, Inc.	4,700	697,856
		6,414,559
INSURANCE - 2.2%
Aflac, Inc.	11,900	874,650
Hartford Financial Services Group, Inc. (The)	10,700	830,427
		1,705,077
INTERACTIVE MEDIA & SERVICES - 2.0%
Alphabet, Inc., Class A(a)	16,000	1,581,440
INTERNET & DIRECT MARKETING RETAIL - 1.4%
Amazon.com, Inc.(a)	10,800	1,113,804
IT SERVICES - 7.1%
Automatic Data Processing, Inc.	4,000	903,240
International Business Machines Corp.	6,600	889,218
Mastercard, Inc., Class A	3,900	1,445,340
Visa, Inc., Class A	6,900	1,588,449
Western Union Co. (The)	55,100	780,767
		5,607,014
LIFE SCIENCES TOOLS & SERVICES - 1.4%
Danaher Corp.	4,100	1,083,958
MEDIA - 1.0%
Interpublic Group of Cos., Inc. (The)	20,400	743,784
MULTILINE RETAIL - 2.0%
Macy's, Inc.	36,600	864,858
Nordstrom, Inc.	37,600	734,704
		1,599,562
OIL, GAS & CONSUMABLE FUELS - 1.7%
ConocoPhillips	7,500	914,025
Exxon Mobil Corp.	2,000	232,020
Ovintiv, Inc.	3,200	157,536
		1,303,581
PROFESSIONAL SERVICES - 1.4%
Booz Allen Hamilton Holding Corp.	3,400	321,776
ManpowerGroup, Inc.	9,000	784,440
		1,106,216
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
CBRE Group, Inc., Class A(a)	10,400	889,304
Jones Lang LaSalle, Inc.(a)	2,900	536,123
		1,425,427
	Shares	Value
ROAD & RAIL - 3.1%
CSX Corp.	26,500	$819,380
Landstar System, Inc.	4,500	777,735
Ryder System, Inc.	8,500	802,485
		2,399,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
Cirrus Logic, Inc.(a)	9,000	813,510
NVIDIA Corp.	1,100	214,907
QUALCOMM, Inc.	8,100	1,079,001
		2,107,418
SOFTWARE - 11.6%
Adobe, Inc.(a)	3,100	1,148,054
Autodesk, Inc.(a)	4,100	882,156
Cadence Design Systems, Inc.(a)	4,800	877,584
Dropbox, Inc., Class A(a)	33,300	773,559
Microsoft Corp.	12,400	3,072,844
Synopsys, Inc.(a)	2,700	955,125
Teradata Corp.(a)	18,800	655,744
VMware, Inc., Class A(a)	6,100	747,067
		9,112,133
SPECIALTY RETAIL - 7.3%
AutoZone, Inc.(a)	300	731,655
Best Buy Co., Inc.	9,600	851,712
Home Depot, Inc. (The)	4,500	1,458,765
Lowe’s Cos., Inc.	5,100	1,062,075
TJX Cos., Inc. (The)	10,200	834,972
Ulta Beauty, Inc.(a)	1,600	822,336
		5,761,515
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.6%
Apple, Inc.	25,800	3,722,682
Dell Technologies, Inc., Class C	14,700	597,114
Hewlett Packard Enterprise Co.	50,900	821,017
HP, Inc.	27,700	807,178
		5,947,991
THRIFTS & MORTGAGE FINANCE - 0.7%
MGIC Investment Corp.	38,600	545,032
TRADING COMPANIES & DISTRIBUTORS - 1.1%
W.W. Grainger, Inc.	1,400	825,272
TOTAL COMMON STOCKS (COST $77,578,358)		78,360,329

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(b)	42,758	$42,758
TOTAL MONEY MARKET FUND (COST $42,758)		42,758
TOTAL INVESTMENTS (COST $77,621,116) - 99.9%		78,403,087

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		83,442
NET ASSETS - 100.0%		$78,486,529

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

The table below sets forth the diversification of the Steward Large Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	16.5%
Technology Hardware, Storage & Peripherals	12.4
IT Services	11.7
Specialty Retail	7.8
Health Care Providers & Services	6.7
Equity Real Estate Investment Trusts	5.3
Interactive Media & Services	4.3
Semiconductors & Semiconductor Equipment	4.2
Internet & Direct Marketing Retail	3.9
Consumer Finance	2.3
Capital Markets	2.2
Air Freight & Logistics	2.1
Chemicals	2.0
Electronic Equipment, Instruments & Components	1.9
Beverages	1.7
Biotechnology	1.6
Automobiles	1.4
Industry Diversification	Percent*
Trading Companies & Distributors	1.2%
Commercial Services & Supplies	1.1
Multiline Retail	1.1
Real Estate Management & Development	1.1
Containers & Packaging	1.0
Distributors	1.0
Diversified Consumer Services	1.0
Road & Rail	1.0
Aerospace & Defense	0.9
Life Sciences Tools & Services	0.9
Professional Services	0.7
Pharmaceuticals	0.4
Food & Staples Retailing	0.2
Money Market Fund	0.1
Total Investments	99.7%

*	Percentages indicated are based on net assets as of January 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 0.9%
Lockheed Martin Corp.	1,300	$602,238
AIR FREIGHT & LOGISTICS - 2.1%
C.H. Robinson Worldwide, Inc.	7,400	741,258
Expeditors International of Washington, Inc.	6,700	724,605
		1,465,863
AUTOMOBILES - 1.4%
Tesla, Inc.(a)	5,800	1,004,676
BEVERAGES - 1.7%
Coca-Cola Co. (The)	1,000	61,320
PepsiCo, Inc.	6,500	1,111,630
		1,172,950
BIOTECHNOLOGY - 1.6%
Amgen, Inc.	4,400	1,110,560
CAPITAL MARKETS - 2.2%
Ameriprise Financial, Inc.	2,300	805,276
LPL Financial Holdings, Inc.	3,000	711,360
		1,516,636
CHEMICALS - 2.0%
Dow, Inc.	9,400	557,890
Linde PLC	2,500	827,350
		1,385,240
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Waste Management, Inc.	5,000	773,650
CONSUMER FINANCE - 2.3%
American Express Co.	2,200	384,846
Discover Financial Services	5,400	630,342
Synchrony Financial	15,300	561,969
		1,577,157
CONTAINERS & PACKAGING - 1.0%
Berry Global Group, Inc.	11,400	703,722
DISTRIBUTORS - 1.0%
Genuine Parts Co.	4,200	704,844
DIVERSIFIED CONSUMER SERVICES - 1.0%
H&R Block, Inc.	18,300	713,334
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
Jabil, Inc.	7,300	$573,999
Keysight Technologies, Inc.(a)	4,400	789,140
		1,363,139
EQUITY REAL ESTATE INVESTMENT TRUSTS - 5.3%
American Tower Corp.	4,500	1,005,255
Equinix, Inc.	1,200	885,756
Iron Mountain, Inc.	13,800	753,204
SBA Communications Corp.	2,300	684,319
Simon Property Group, Inc.	3,300	423,918
		3,752,452
FOOD & STAPLES RETAILING - 0.2%
Costco Wholesale Corp.	300	153,342
HEALTH CARE PROVIDERS & SERVICES - 6.7%
AmerisourceBergen Corp.	4,700	794,112
Cardinal Health, Inc.	6,700	517,575
Cigna Corp.	2,400	760,008
Elevance Health, Inc.	1,700	849,983
Humana, Inc.	1,800	921,060
McKesson Corp.	1,900	719,492
Molina Healthcare, Inc.(a)	500	155,915
		4,718,145
INTERACTIVE MEDIA & SERVICES - 4.3%
Alphabet, Inc., Class A(a)	30,600	3,024,504
INTERNET & DIRECT MARKETING RETAIL - 3.9%
Amazon.com, Inc.(a)	26,700	2,753,571
IT SERVICES - 11.7%
Automatic Data Processing, Inc.	3,200	722,592
Gartner, Inc.(a)	2,300	777,722
Genpact Ltd.	15,000	709,200
International Business Machines Corp.	5,500	741,015
Mastercard, Inc., Class A	5,100	1,890,060
Paychex, Inc.	4,300	498,198
Visa, Inc., Class A	9,300	2,140,953
Western Union Co. (The)	49,200	697,164
		8,176,904
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Danaher Corp.	2,400	634,512

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
MULTILINE RETAIL - 1.1%
Nordstrom, Inc.	38,100	$744,474
PHARMACEUTICALS - 0.4%
Eli Lilly & Co.	800	275,320
PROFESSIONAL SERVICES - 0.7%
Booz Allen Hamilton Holding Corp.	5,100	482,664
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
CBRE Group, Inc., Class A(a)	8,800	752,488
ROAD & RAIL - 1.0%
Landstar System, Inc.	4,200	725,886
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
Broadcom, Inc.	400	234,004
Lam Research Corp.	1,100	550,110
NVIDIA Corp.	5,600	1,094,072
QUALCOMM, Inc.	8,100	1,079,001
		2,957,187
SOFTWARE - 16.5%
Adobe, Inc.(a)	900	333,306
Autodesk, Inc.(a)	4,200	903,672
Cadence Design Systems, Inc.(a)	5,000	914,150
Dropbox, Inc., Class A(a)	27,300	634,179
Gen Digital, Inc.	19,200	441,792
Microsoft Corp.	25,400	6,294,374
Synopsys, Inc.(a)	2,500	884,375
Teradata Corp.(a)	17,200	599,936
VMware, Inc., Class A(a)	4,900	600,103
		11,605,887
SPECIALTY RETAIL - 7.8%
AutoZone, Inc.(a)	200	487,770
	Shares	Value
Best Buy Co., Inc.	8,300	$736,376
Home Depot, Inc. (The)	4,300	1,393,931
Lowe’s Cos., Inc.	5,400	1,124,550
TJX Cos., Inc. (The)	12,500	1,023,250
Ulta Beauty, Inc.(a)	1,400	719,544
		5,485,421
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 12.4%
Apple, Inc.	51,900	7,488,651
Dell Technologies, Inc., Class C	13,100	532,122
HP, Inc.	24,500	713,930
		8,734,703
TRADING COMPANIES & DISTRIBUTORS - 1.2%
W.W. Grainger, Inc.	1,400	825,272
TOTAL COMMON STOCKS (COST $71,450,915)		69,896,741
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(b)	104,954	104,954
TOTAL MONEY MARKET FUND (COST $104,954)		104,954
TOTAL INVESTMENTS (COST $71,555,869) - 99.7%		70,001,695

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		190,969
NET ASSETS - 100.0%		$70,192,664

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP VALUE FUND

The table below sets forth the diversification of the Steward Large Cap Value Fund investments by Industry.

Industry Diversification	Percent*
Health Care Providers & Services	8.2%
Oil, Gas & Consumable Fuels	6.5
Equity Real Estate Investment Trusts	6.4
Banks	5.6
Capital Markets	5.0
Specialty Retail	4.7
IT Services	4.1
Biotechnology	3.9
Food Products	3.7
Insurance	3.4
Air Freight & Logistics	3.2
Software	3.1
Technology Hardware, Storage & Peripherals	3.0
Chemicals	2.7
Beverages	2.4
Road & Rail	2.3
Multiline Retail	2.1
Real Estate Management & Development	2.1
Communications Equipment	2.0
Consumer Finance	2.0
Diversified Consumer Services	1.9
Diversified Financial Services	1.9
Containers & Packaging	1.8
Industry Diversification	Percent*
Diversified Telecommunication Services	1.8%
Life Sciences Tools & Services	1.7
Pharmaceuticals	1.4
Building Products	1.2
Food & Staples Retailing	1.2
Auto Components	1.1
Automobiles	1.1
Household Products	1.1
Metals & Mining	1.1
Commercial Services & Supplies	1.0
Electronic Equipment, Instruments & Components	1.0
Media	1.0
Thrifts & Mortgage Finance	1.0
Aerospace & Defense	0.7
Professional Services	0.7
Interactive Media & Services	0.4
Money Market Fund	0.2
Semiconductors & Semiconductor Equipment	0.1
Total Investments	99.8%

*	Percentages indicated are based on net assets as of January 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 0.7%
Lockheed Martin Corp.	1,000	$463,260
AIR FREIGHT & LOGISTICS - 3.2%
C.H. Robinson Worldwide, Inc.	6,700	671,139
Expeditors International of Washington, Inc.	6,200	670,530
United Parcel Service, Inc., Class B	3,800	703,874
		2,045,543
AUTO COMPONENTS - 1.1%
BorgWarner, Inc.	15,600	737,568
AUTOMOBILES - 1.1%
Harley-Davidson, Inc.	15,200	699,656
BANKS - 5.6%
Bank of America Corp.	36,300	1,287,924
JPMorgan Chase & Co.	5,200	727,792
PNC Financial Services Group, Inc. (The)	5,000	827,150
Regions Financial Corp.	31,800	748,572
		3,591,438
BEVERAGES - 2.4%
Coca-Cola Co. (The)	13,600	833,952
PepsiCo, Inc.	4,300	735,386
		1,569,338
BIOTECHNOLOGY - 3.9%
Amgen, Inc.	2,800	706,720
Biogen, Inc.(a)	2,700	785,430
Gilead Sciences, Inc.	11,700	982,098
		2,474,248
BUILDING PRODUCTS - 1.2%
Johnson Controls International PLC	500	34,785
Owens Corning	7,300	705,545
		740,330
CAPITAL MARKETS - 5.0%
Ameriprise Financial, Inc.	2,100	735,252
Bank of New York Mellon Corp. (The)	15,100	763,607
Goldman Sachs Group, Inc. (The)	2,700	987,687
	Shares	Value
Nasdaq, Inc.	4,100	$246,779
State Street Corp.	5,200	474,916
		3,208,241
CHEMICALS - 2.7%
Dow, Inc.	13,000	771,550
Linde PLC	2,900	959,726
		1,731,276
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Waste Management, Inc.	4,000	618,920
COMMUNICATIONS EQUIPMENT - 2.0%
Cisco Systems, Inc.	26,800	1,304,356
CONSUMER FINANCE - 2.0%
Discover Financial Services	5,800	677,034
Synchrony Financial	17,100	628,083
		1,305,117
CONTAINERS & PACKAGING - 1.8%
Amcor PLC	42,000	506,520
Berry Global Group, Inc.	10,200	629,646
		1,136,166
DIVERSIFIED CONSUMER SERVICES - 1.9%
Grand Canyon Education, Inc.(a)	5,900	687,704
H&R Block, Inc.	13,500	526,230
		1,213,934
DIVERSIFIED FINANCIAL SERVICES - 1.9%
Berkshire Hathaway, Inc., Class B(a)	4,000	1,246,080
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
AT&T, Inc.	57,000	1,161,090
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Jabil, Inc.	7,800	613,314
EQUITY REAL ESTATE INVESTMENT TRUSTS - 6.4%
American Tower Corp.	3,300	737,187
Equinix, Inc.	1,000	738,130
Iron Mountain, Inc.	11,000	600,380
SBA Communications Corp.	2,100	624,813

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
Simon Property Group, Inc.	5,500	$706,530
Weyerhaeuser Co.	19,000	654,170
		4,061,210
FOOD & STAPLES RETAILING - 1.2%
Kroger Co. (The)	16,200	723,006
Walmart, Inc.	200	28,774
		751,780
FOOD PRODUCTS - 3.7%
Archer-Daniels-Midland Co.	8,100	671,085
General Mills, Inc.	10,000	783,600
Mondelez International, Inc., Class A	14,200	929,248
		2,383,933
HEALTH CARE PROVIDERS & SERVICES - 8.2%
AmerisourceBergen Corp.	3,500	591,360
Cardinal Health, Inc.	9,100	702,975
Cigna Corp.	2,900	918,343
CVS Health Corp.	9,800	864,556
Elevance Health, Inc.	1,900	949,981
McKesson Corp.	1,500	568,020
Quest Diagnostics, Inc.	4,200	623,616
		5,218,851
HOUSEHOLD PRODUCTS - 1.1%
Kimberly-Clark Corp.	5,300	689,053
INSURANCE - 3.4%
Aflac, Inc.	11,100	815,850
Hartford Financial Services Group, Inc. (The)	9,000	698,490
Travelers Cos., Inc. (The)	3,000	573,360
Unum Group	2,200	92,466
		2,180,166
INTERACTIVE MEDIA & SERVICES - 0.4%
Meta Platforms, Inc., Class A(a)	1,700	253,249
IT SERVICES - 4.1%
Automatic Data Processing, Inc.	2,600	587,106
Genpact Ltd.	13,700	647,736
International Business Machines Corp.	5,300	714,069
Western Union Co. (The)	46,100	653,237
		2,602,148
LIFE SCIENCES TOOLS & SERVICES - 1.7%
Danaher Corp.	4,200	1,110,396
MEDIA - 1.0%
Interpublic Group of Cos., Inc. (The)	18,400	670,864
	Shares	Value
METALS & MINING - 1.1%
Reliance Steel & Aluminum Co.	3,200	$727,840
MULTILINE RETAIL - 2.1%
Macy's, Inc.	28,200	666,366
Nordstrom, Inc.	33,500	654,590
		1,320,956
OIL, GAS & CONSUMABLE FUELS - 6.5%
Chevron Corp.	3,000	522,060
ConocoPhillips	8,700	1,060,269
Exxon Mobil Corp.	8,200	951,282
Marathon Petroleum Corp.	6,400	822,528
Valero Energy Corp.	5,500	770,165
		4,126,304
PHARMACEUTICALS - 1.4%
Eli Lilly & Co.	2,200	757,130
Jazz Pharmaceuticals PLC(a)	700	109,662
		866,792
PROFESSIONAL SERVICES - 0.7%
ManpowerGroup, Inc.	5,000	435,800
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
CBRE Group, Inc., Class A(a)	8,400	718,284
Jones Lang LaSalle, Inc.(a)	3,300	610,071
		1,328,355
ROAD & RAIL - 2.3%
CSX Corp.	24,500	757,540
Ryder System, Inc.	7,300	689,193
		1,446,733
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Cirrus Logic, Inc.(a)	500	45,195
SOFTWARE - 3.1%
Dropbox, Inc., Class A(a)	13,500	313,605
Synopsys, Inc.(a)	1,600	566,000
Teradata Corp.(a)	13,800	481,344
VMware, Inc., Class A(a)	5,200	636,844
		1,997,793
SPECIALTY RETAIL - 4.7%
AutoZone, Inc.(a)	200	487,770
Best Buy Co., Inc.	8,000	709,760
Home Depot, Inc. (The)	3,400	1,102,178
Lowe’s Cos., Inc.	3,400	708,050
		3,007,758

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.0%
Dell Technologies, Inc., Class C	13,600	$552,432
Hewlett Packard Enterprise Co.	43,200	696,816
HP, Inc.	24,100	702,274
		1,951,522
THRIFTS & MORTGAGE FINANCE - 1.0%
MGIC Investment Corp.	44,100	622,692
TOTAL COMMON STOCKS (COST $60,159,600)		63,659,265
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(b)	113,758	113,758
TOTAL MONEY MARKET FUND (COST $113,758)		113,758
	Shares	Value
TOTAL INVESTMENTS (COST $60,273,358) - 99.8%		$63,773,023

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		101,228
NET ASSETS - 100.0%		$63,874,251

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2023 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agencies	22.6%
Semiconductors & Semiconductor Equipment	5.3
Software	5.2
U.S. Government Agency Mortgage-Backed Obligations	4.6
IT Services	4.5
Food & Staples Retailing	3.8
Capital Markets	3.6
Municipal Bonds	3.3
Aerospace & Defense	3.1
Hotels, Restaurants & Leisure	3.1
Textiles, Apparel & Luxury Goods	2.9
U.S. Treasury Obligations	2.9
Health Care Providers & Services	2.8
Air Freight & Logistics	2.6
Specialty Retail	2.6
Media	2.0
Oil, Gas & Consumable Fuels	2.0
Technology Hardware, Storage & Peripherals	1.7
Diversified Financial Services	1.4
Food Products	1.4
Industry Diversification	Percent*
Internet & Direct Marketing Retail	1.4%
Commercial Services & Supplies	1.3
Communications Equipment	1.3
Consumer Finance	1.3
Electric Utilities	1.3
Entertainment	1.3
Industrial Conglomerates	1.3
Machinery	1.3
Multiline Retail	1.3
Pharmaceuticals	1.3
Chemicals	1.2
Money Market Fund	1.1
Biotechnology	1.0
Diversified Telecommunication Services	0.7
Household Products	0.6
Insurance	0.3
Thrifts & Mortgage Finance	0.0**
Total Investments	99.4%

*	Percentages indicated are based on net assets as of January 31, 2023.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.0%
THRIFTS & MORTGAGE FINANCE - 0.0%
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85% 12/25/35, (a)	$42,276	$41,726
TOTAL ASSET-BACKED SECURITIES (COST $42,480)		41,726
CORPORATE BONDS - 64.9%
AEROSPACE & DEFENSE - 3.1%
General Dynamics Corp., 3.75%, 5/15/28	2,000,000	1,945,609
Lockheed Martin Corp., 3.55%, 1/15/26, (Callable 10/15/25 @ 100)	1,000,000	982,475
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,681,532
		4,609,616
AIR FREIGHT & LOGISTICS - 2.6%
United Parcel Service, Inc., 3.05%, 11/15/27	1,000,000	956,654
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	876,367
United Parcel Service, Inc., 3.90%, 4/1/25	2,000,000	1,980,785
		3,813,806
BIOTECHNOLOGY - 1.0%
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,464,273
CAPITAL MARKETS - 3.6%
Charles Schwab Corp. (The), 2.00%, 3/20/28	2,000,000	1,796,107
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 6/1/27(a)	1,000,000	965,000
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,559,913
Morgan Stanley, 4.00%, 7/23/25	1,000,000	984,097
		5,305,117
CHEMICALS - 1.2%
Sherwin-Williams Co. (The), 2.95%, 8/15/29	1,000,000	899,095
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	795,850
		1,694,945
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Waste Management, Inc., 3.15%, 11/15/27	2,000,000	1,907,396
COMMUNICATIONS EQUIPMENT - 1.3%
Cisco Systems, Inc., 2.50%, 9/20/26, (Callable 6/20/26 @ 100)	2,000,000	1,891,336
	Principal Amount	Value
CONSUMER FINANCE - 1.3%
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	$1,000,000	$984,268
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	958,323
		1,942,591
DIVERSIFIED FINANCIAL SERVICES - 1.4%
Citigroup, Inc., 4.40%, 6/10/25	1,000,000	992,184
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,096,053
		2,088,237
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications, Inc., 4.50%, 8/10/33	1,000,000	977,670
ELECTRIC UTILITIES - 1.3%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,946,922
ENTERTAINMENT - 1.3%
Walt Disney Co. (The), 3.80%, 3/22/30	2,000,000	1,922,083
FOOD & STAPLES RETAILING - 3.8%
Sysco Corp., 3.25%, 7/15/27	2,000,000	1,890,967
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	1,821,256
Walmart, Inc., 3.25%, 7/8/29	2,000,000	1,913,873
		5,626,096
FOOD PRODUCTS - 1.4%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,977,265
HEALTH CARE PROVIDERS & SERVICES - 2.8%
CVS Health Corp., 1.75%, 8/21/30	1,320,000	1,068,667
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	2,000,000	1,985,004
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	995,380
		4,049,051
HOTELS, RESTAURANTS & LEISURE - 3.1%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	944,532
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	2,048,671
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,633,611
		4,626,814
HOUSEHOLD PRODUCTS - 0.6%
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	935,460

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES - 1.3%
3M Co., 2.88%, 10/15/27	$2,000,000	$1,874,281
INSURANCE - 0.3%
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(a)	500,000	466,450
INTERNET & DIRECT MARKETING RETAIL - 1.4%
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	2,000,000	1,985,816
IT SERVICES - 4.5%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	970,556
Mastercard, Inc., 3.38%, 4/1/24	2,000,000	1,969,884
PayPal Holdings, Inc., 2.85%, 10/1/29	2,000,000	1,799,957
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	1,937,896
		6,678,293
MACHINERY - 1.3%
John Deere Capital Corp., 3.45%, 3/13/25	2,000,000	1,958,731
MEDIA - 2.0%
Comcast Corp., 3.70%, 4/15/24	3,000,000	2,965,749
MULTILINE RETAIL - 1.3%
Target Corp., 3.50%, 7/1/24	2,000,000	1,968,553
OIL, GAS & CONSUMABLE FUELS - 2.0%
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,895,435
PHARMACEUTICALS - 1.3%
Pfizer, Inc., 4.00%, 12/15/36	2,000,000	1,930,502
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,891,022
NVIDIA Corp., 2.85%, 4/1/30	2,000,000	1,817,829
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,087,234
		7,796,085
SOFTWARE - 5.2%
Adobe, Inc., 3.25%, 2/1/25, (Callable 11/1/24 @ 100)	3,000,000	2,928,691
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,851,235
Oracle Corp., 3.25%, 11/15/27	2,000,000	1,882,621
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	978,799
		7,641,346
SPECIALTY RETAIL - 2.6%
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	1,978,905
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,892,412
		3,871,317
	Principal Amount	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.7%
Apple, Inc., 1.65%, 5/11/30	$2,000,000	$1,684,148
Apple, Inc., 3.45%, 2/9/45	1,000,000	852,151
		2,536,299
TEXTILES, APPAREL & LUXURY GOODS - 2.9%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,761,188
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	895,806
Tapestry, Inc., 4.13%, 7/15/27	689,000	662,514
		4,319,508
TOTAL CORPORATE BONDS (COST $105,499,923)		95,667,043
MUNICIPAL BONDS - 3.3%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	413,376
Connecticut State Taxable G.O. Unlimited Bonds, Series A, 1.50%, 6/1/27	200,000	179,750
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	995,000	843,689
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,004,449
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	711,880
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	81,705
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	988,612
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31	100,000	82,704
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	472,794
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31	100,000	84,129
TOTAL MUNICIPAL BONDS (COST $6,003,581)		4,863,088
U.S. GOVERNMENT AGENCIES - 22.6%
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	938,298
Federal Home Loan Bank
0.70%, 9/30/26(b)	2,000,000	1,807,656
0.75%, 8/25/28(b)	1,350,000	1,174,670
0.75%, 9/30/27(b)	800,000	714,365
0.80%, 3/8/27	1,000,000	880,122
0.80%, 4/13/26, (Callable 4/13/23 @ 100) (b)	1,000,000	918,365

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
0.85%, 2/26/26, (Callable 2/26/23 @ 100)	$1,000,000	$903,683
0.85%, 3/30/26(b)	1,000,000	918,900
0.88%, 3/23/26	1,000,000	904,391
0.88%, 7/29/26, (Callable 4/29/23 @ 100) (b)	1,000,000	915,839
0.90%, 12/1/27	2,000,000	1,736,203
1.00%, 4/29/31, (Callable 4/29/23 @ 100) (b)	730,769	633,654
1.00%, 7/29/26	1,000,000	899,529
1.00%, 3/16/27	2,000,000	1,773,936
1.07%, 1/25/30	1,000,000	806,476
2.13%, 3/10/27, (Callable 3/10/23 @ 100) (b)	1,000,000	952,338
2.75%, 2/22/34	1,000,000	851,884
3.00%, 2/24/37, (Callable 2/10/23 @ 100)	1,000,000	836,125
3.00%, 10/27/23	1,000,000	986,555
3.10%, 5/10/27	1,000,000	959,155
3.50%, 5/24/27(b)	1,000,000	974,955
3.65%, 5/26/27	1,000,000	968,744
5.00%, 11/24/27, (Callable 2/24/23 @ 100) (b)	1,000,000	996,070
5.40%, 1/28/28, (Callable 4/28/23 @ 100)	500,000	500,705
		23,014,320
Federal Home Loan Mortgage Corp.
0.80%, 10/27/26	1,000,000	888,760
1.05%, 7/21/28	1,000,000	852,381
2.00%, 12/24/24	1,000,000	955,824
3.50%, 8/15/25(b)	1,000,000	991,765
5.00%, 9/27/24	1,000,000	997,918
		4,686,648
Federal National Mortgage Association
0.40%, 10/29/24	1,000,000	931,367
0.55%, 8/19/25	1,000,000	912,537
0.56%, 10/28/25	1,000,000	907,766
0.58%, 8/25/25	1,000,000	912,848
0.60%, 8/28/25	1,000,000	913,130
		4,577,648
TOTAL U.S. GOVERNMENT AGENCIES (COST $36,365,971)		33,216,914
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.6%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	849,977	823,570
3.25% (H15T1Y + 225 bps), 5/1/36(a)	12,254	12,123
3.50%, 2/1/34	172,491	168,757
	Principal Amount	Value
3.50%, 10/1/49	$242,670	$230,613
3.50%, 12/15/48	401,242	383,928
4.00%, 12/15/25	2,500,000	2,453,744
4.04% (US0012M + 179 bps), 10/1/37(a)	7,822	7,689
5.00%, 11/1/37	4,811	4,901
6.00%, 3/1/38	15,005	15,798
		4,101,123
Federal National Mortgage Association
1.50%, 11/25/44	1,572,177	1,375,344
3.50%, 2/1/43	134,071	129,338
3.50%, 4/1/48	406,577	391,583
3.57% (US0012M + 182 bps), 5/1/36(a)	35,374	35,341
4.00%, 9/1/33	118,597	117,985
4.00%, 10/1/46	277,450	273,373
4.29% (US0012M + 204 bps), 10/1/36(a)	15,020	14,928
4.93% (US0001M + 42 bps), 11/25/36(a)	25,629	25,333
6.00%, 6/1/36	79,462	79,677
6.00%, 9/1/36	8,699	8,652
6.00%, 5/1/37	23,089	23,698
		2,475,252
Government National Mortgage Association
2.63% (H15T1Y + 150 bps), 1/20/39(a)	8,732	8,545
4.50%, 6/15/40	64,982	65,858
4.50%, 8/20/38	27,543	26,931
5.00%, 5/20/40	32,422	32,845
5.50%, 12/20/38	1,480	1,507
6.00%, 10/15/37	17,794	18,867
6.00%, 6/15/37	17,420	18,335
6.50%, 10/20/38	1,680	1,687
		174,575
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $7,216,574)		6,750,950
U.S. TREASURY OBLIGATIONS - 2.9%
U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	1,333,906
U.S. Treasury Inflationary Index Note, 0.46%, 1/15/27	1,232,460	1,177,625
U.S. Treasury Notes

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
1.63%, 11/30/26	$1,000,000	$925,899
1.75%, 11/15/29	1,000,000	896,289
		1,822,188
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,210,476)		4,333,719

	Shares	Value
MONEY MARKET FUND - 1.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(c)	1,573,763	$1,573,763
TOTAL MONEY MARKET FUND (COST $1,573,763)		1,573,763
TOTAL INVESTMENTS (COST $161,912,768) - 99.4%		146,447,203

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		910,081
NET ASSETS - 100.0%		$147,357,284

(a)	Variable rate security. The interest rate shown represents the rate in effect at January 31, 2023. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of January 31, 2023.
(c)	7-day current yield as of January 31, 2023 is disclosed.

AGM — Assured Guarantee Municipal Corporation
G.O. — General Obligation
Gtd. — Guaranteed
H15T1Y — 1 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
US0001M — 1 Month US Dollar LIBOR
US0012M — 12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

The table below sets forth the diversification of the Steward Small Cap Growth Fund investments by Industry.

Industry Diversification	Percent*
Software	16.6%
Health Care Equipment & Supplies	8.3
Machinery	5.8
Food Products	4.6
Biotechnology	4.5
Health Care Providers & Services	4.3
Semiconductors & Semiconductor Equipment	4.2
Oil, Gas & Consumable Fuels	3.6
Hotels, Restaurants & Leisure	3.2
Pharmaceuticals	3.1
Diversified Consumer Services	2.8
Diversified Telecommunication Services	2.5
Commercial Services & Supplies	2.4
Independent Power and Renewable Electricity Producers	2.4
Money Market Fund	2.4
Health Care Technology	2.1
Capital Markets	1.9
Entertainment	1.9
Specialty Retail	1.9
Trading Companies & Distributors	1.9
Electrical Equipment	1.7
Industry Diversification	Percent*
Equity Real Estate Investment Trusts	1.7%
Chemicals	1.6
Media	1.6
Insurance	1.5
IT Services	1.5
Road & Rail	1.4
Life Sciences Tools & Services	1.3
Auto Components	1.2
Building Products	1.1
Air Freight & Logistics	1.0
Metals & Mining	0.9
Real Estate Management & Development	0.9
Leisure Products	0.7
Professional Services	0.6
Household Durables	0.5
Electronic Equipment, Instruments & Components	0.3
Banks	0.2
Total Investments	100.1%

*	Percentages indicated are based on net assets as of January 31, 2023.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 97.7%
AIR FREIGHT & LOGISTICS - 1.0%
Forward Air Corp.	2,380	$256,683
AUTO COMPONENTS - 1.2%
Visteon Corp.(a)	1,920	300,173
BANKS - 0.2%
Silvergate Capital Corp., Class A(a)	2,690	38,306
BIOTECHNOLOGY - 4.5%
Arrowhead Pharmaceuticals, Inc.(a)	1,880	65,781
Bioxcel Therapeutics, Inc.(a)	12,000	342,240
Halozyme Therapeutics, Inc.(a)	7,000	362,390
Intellia Therapeutics, Inc.(a)	2,490	105,676
Natera, Inc.(a)	5,520	236,973
Twist Bioscience Corp.(a)	2,040	58,528
		1,171,588
BUILDING PRODUCTS - 1.1%
Simpson Manufacturing Co., Inc.	2,700	289,197
CAPITAL MARKETS - 1.9%
Cboe Global Markets, Inc.	3,940	484,147
CHEMICALS - 1.6%
Aspen Aerogels, Inc.(a)	7,290	76,545
Sensient Technologies Corp.	4,600	348,174
		424,719
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Casella Waste Systems, Inc., Class A(a)	4,470	358,136
Heritage-Crystal Clean, Inc.(a)	7,100	264,120
		622,256
DIVERSIFIED CONSUMER SERVICES - 2.8%
Chegg, Inc.(a)	15,690	325,724
Grand Canyon Education, Inc.(a)	3,360	391,642
		717,366
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
Iridium Communications, Inc.(a)	10,670	638,493
ELECTRICAL EQUIPMENT - 1.7%
Bloom Energy Corp., Class A(a)	9,430	235,090
Plug Power, Inc.(a)	11,350	193,177
		428,267
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
908 Devices, Inc.(a)	7,910	73,721
	Shares	Value
ENTERTAINMENT - 1.9%
World Wrestling Entertainment, Inc., Class A	5,900	$499,258
EQUITY REAL ESTATE INVESTMENT TRUSTS - 1.7%
National Storage Affiliates Trust	10,680	435,744
FOOD PRODUCTS - 4.6%
Calavo Growers, Inc.	10,090	323,384
Flowers Foods, Inc.	8,045	222,766
Lamb Weston Holdings, Inc.	2,500	249,725
Lancaster Colony Corp.	2,000	383,820
		1,179,695
HEALTH CARE EQUIPMENT & SUPPLIES - 8.3%
Figs, Inc., Class A(a)	13,260	118,677
Inmode Ltd.(a)	9,370	328,419
Inspire Medical Systems, Inc.(a)	1,910	483,345
Omnicell, Inc.(a)	3,230	179,168
Outset Medical, Inc.(a)	9,860	277,263
PROCEPT BioRobotics Corp.(a)	8,900	346,121
Shockwave Medical, Inc.(a)	2,140	402,170
		2,135,163
HEALTH CARE PROVIDERS & SERVICES - 4.3%
HealthEquity, Inc.(a)	8,900	541,565
Joint Corp. (The)(a)	5,930	107,748
NeoGenomics, Inc.(a)	9,610	114,167
R1 RCM, Inc.(a)	23,910	342,152
		1,105,632
HEALTH CARE TECHNOLOGY - 2.1%
Doximity, Inc., Class A(a)	3,640	128,383
Health Catalyst, Inc.(a)	13,340	185,426
NextGen Healthcare, Inc.(a)	12,440	236,609
		550,418
HOTELS, RESTAURANTS & LEISURE - 3.2%
Choice Hotels International, Inc.	2,020	248,238
First Watch Restaurant Group, Inc.(a)	16,630	269,406
Papa John's International, Inc.	3,550	318,399
		836,043
HOUSEHOLD DURABLES - 0.5%
Lovesac (The), Co.(a)	4,550	117,117
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 2.4%
Clearway Energy, Inc., Class C	7,170	242,274
Vistra Corp.	16,000	368,960
		611,234

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD SMALL CAP GROWTH FUND

	Shares	Value
INSURANCE - 1.5%
Kinsale Capital Group, Inc.	550	$153,142
Trupanion, Inc.(a)	4,050	239,031
		392,173
IT SERVICES - 1.5%
DigitalOcean Holdings, Inc.(a)	9,390	275,597
International Money Express, Inc.(a)	5,170	117,669
		393,266
LEISURE PRODUCTS - 0.7%
YETI Holdings, Inc.(a)	3,760	168,298
LIFE SCIENCES TOOLS & SERVICES - 1.3%
Medpace Holdings, Inc.(a)	1,510	333,816
MACHINERY - 5.8%
Chart Industries, Inc.(a)	2,000	267,960
Donaldson Co., Inc.	5,650	352,277
ESCO Technologies, Inc.	4,240	417,386
John Bean Technologies Corp.	2,750	307,257
Symbotic, Inc.(a)	9,370	146,641
		1,491,521
MEDIA - 1.6%
TechTarget, Inc.(a)	4,920	243,688
WideOpenWest, Inc.(a)	13,680	157,183
		400,871
METALS & MINING - 0.9%
MP Materials Corp.(a)	7,160	232,772
OIL, GAS & CONSUMABLE FUELS - 3.6%
Gulfport Energy Corp.(a)	2,580	175,827
Magnolia Oil & Gas Corp., Class A	15,940	376,343
Matador Resources Co.	4,300	284,488
SilverBow Resources, Inc.(a)	3,730	97,987
		934,645
PHARMACEUTICALS - 3.1%
Amphastar Pharmaceuticals, Inc.(a)	8,170	247,224
Intra-Cellular Therapies, Inc.(a)	7,140	342,149
Pacira BioSciences, Inc.(a)	5,620	220,697
		810,070
PROFESSIONAL SERVICES - 0.6%
Upwork, Inc.(a)	12,680	164,333
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Tricon Residential, Inc.	26,490	229,668
	Shares	Value
ROAD & RAIL - 1.4%
Landstar System, Inc.	2,074	$358,449
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
Lattice Semiconductor Corp.(a)	5,990	453,982
Navitas Semiconductor Corp.(a)	39,140	194,135
Silicon Laboratories, Inc.(a)	2,820	442,486
		1,090,603
SOFTWARE - 16.6%
Appian Corp., Class A(a)	7,990	330,506
Blackline, Inc.(a)	5,260	377,668
Box, Inc., Class A(a)	19,340	618,687
Five9, Inc.(a)	4,410	347,420
Gitlab, Inc., Class A(a)	2,420	119,572
Manhattan Associates, Inc.(a)	2,430	316,775
Procore Technologies, Inc.(a)	5,150	288,143
Q2 Holdings, Inc.(a)	7,030	230,022
Qualys, Inc.(a)	3,890	448,750
Rapid7, Inc.(a)	5,820	232,043
Sprout Social, Inc., Class A(a)	4,320	276,350
Varonis Systems, Inc.(a)	12,620	326,101
Workiva, Inc.(a)	4,150	359,099
		4,271,136
SPECIALTY RETAIL - 1.9%
Academy Sports & Outdoors, Inc.	8,390	490,144
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Karat Packaging, Inc.	15,756	236,813
SiteOne Landscape Supply, Inc.(a)	1,750	265,142
		501,955
TOTAL COMMON STOCKS (COST $31,947,765)		25,178,940
MONEY MARKET FUND - 2.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(b)	617,764	617,764
TOTAL MONEY MARKET FUND (COST $617,764)		617,764
TOTAL INVESTMENTS (COST $32,565,529) - 100.1%		25,796,704

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(22,808)
NET ASSETS - 100.0%		$25,773,896

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2023 is disclosed.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	8.8%
Technology Hardware, Storage & Peripherals	6.5
Semiconductors & Semiconductor Equipment	5.5
IT Services	4.7
Oil, Gas & Consumable Fuels	4.2
Interactive Media & Services	3.9
Banks	3.7
Capital Markets	3.5
Equity Real Estate Investment Trusts	3.4
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	3.2
Specialty Retail	2.8
Insurance	2.7
Internet & Direct Marketing Retail	2.5
Life Sciences Tools & Services	2.2
Beverages	2.0
Electric Utilities	2.0
Chemicals	1.8
Machinery	1.8
Aerospace & Defense	1.7
Food Products	1.7
Hotels, Restaurants & Leisure	1.7
Household Products	1.7
Food & Staples Retailing	1.6
Automobiles	1.5
Diversified Financial Services	1.5
Entertainment	1.5
Biotechnology	1.4
Pharmaceuticals	1.4
Communications Equipment	1.1
Diversified Telecommunication Services	1.0
Multi-Utilities	1.0
Electronic Equipment, Instruments & Components	0.9
Industry Diversification	Percent*
Media	0.9%
Road & Rail	0.9
Air Freight & Logistics	0.8
Building Products	0.8
Containers & Packaging	0.7
Consumer Finance	0.6
Industrial Conglomerates	0.6
Money Market Fund	0.6
Multiline Retail	0.6
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Metals & Mining	0.5
Textiles, Apparel & Luxury Goods	0.5
Distributors	0.4
Energy Equipment & Services	0.4
Professional Services	0.4
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.3
Airlines	0.2
Auto Components	0.2
Household Durables	0.2
Personal Products	0.2
Real Estate Management & Development	0.2
Construction Materials	0.1
Gas Utilities	0.1
Independent Power and Renewable Electricity Producers	0.1
Leisure Products	0.1
Water Utilities	0.1
Construction & Engineering	0.0**
Total Investments	100.0%

*	Percentages indicated are based on net assets as of January 31, 2023.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 1.7%
Boeing Co. (The)(a)	3,034	$646,242
General Dynamics Corp.	1,554	362,175
Howmet Aerospace, Inc.	2,863	116,496
Huntington Ingalls Industries, Inc.	202	44,549
L3Harris Technologies, Inc.	1,188	255,206
Lockheed Martin Corp.	1,519	703,692
Northrop Grumman Corp.	897	401,892
Raytheon Technologies Corp.	8,931	891,760
Textron, Inc.	790	57,552
TransDigm Group, Inc.	188	134,937
		3,614,501
AIR FREIGHT & LOGISTICS - 0.8%
C.H. Robinson Worldwide, Inc.	2,770	277,471
Expeditors International of Washington, Inc.	2,980	322,287
FedEx Corp.	1,066	206,654
United Parcel Service, Inc., Class B	4,360	807,603
		1,614,015
AIRLINES - 0.2%
Alaska Air Group, Inc.(a)	250	12,835
American Airlines Group, Inc.(a)	5,650	91,191
Delta Air Lines, Inc.(a)	3,850	150,535
Southwest Airlines Co.	4,040	144,511
United Airlines Holdings, Inc.(a)	1,020	49,939
		449,011
AUTO COMPONENTS - 0.2%
Aptiv PLC(a)	2,940	332,485
BorgWarner, Inc.	1,280	60,518
		393,003
AUTOMOBILES - 1.5%
Ford Motor Co.	26,960	364,229
General Motors Co.	7,000	275,240
Tesla, Inc.(a)	14,840	2,570,585
		3,210,054
BANKS - 3.7%
Bank of America Corp.	43,179	1,531,991
Citigroup, Inc.	10,790	563,454
Citizens Financial Group, Inc.	2,290	99,203
Comerica, Inc.	420	30,790
Fifth Third Bancorp	5,090	184,716
First Republic Bank	450	63,396
Huntington Bancshares, Inc.	12,350	187,349
	Shares	Value
JPMorgan Chase & Co.	16,804	$2,351,888
KeyCorp	7,900	151,601
M&T Bank Corp.	900	140,400
PNC Financial Services Group, Inc. (The)	1,764	291,819
Regions Financial Corp.	7,892	185,778
SVB Financial Group(a)	137	41,434
Truist Financial Corp.	8,047	397,441
U.S. Bancorp	8,680	432,264
Wells Fargo & Co.	22,898	1,073,229
Zions Bancorp	730	38,807
		7,765,560
BEVERAGES - 2.0%
Coca-Cola Co. (The)	28,460	1,745,167
Keurig Dr Pepper, Inc.	4,000	141,120
Monster Beverage Corp.(a)	3,240	337,219
PepsiCo, Inc.	11,221	1,919,016
		4,142,522
BIOTECHNOLOGY - 1.4%
Amgen, Inc.	4,258	1,074,719
Biogen, Inc.(a)	1,214	353,153
Gilead Sciences, Inc.	11,000	923,340
Incyte Corp.(a)	3,630	309,058
Moderna, Inc.(a)	2,120	373,247
		3,033,517
BUILDING PRODUCTS - 0.8%
A.O. Smith Corp.	1,000	67,700
Allegion PLC	263	30,915
Carrier Global Corp.	10,756	489,721
Johnson Controls International PLC	7,621	530,193
Masco Corp.	2,040	108,528
Trane Technologies PLC	2,590	463,921
		1,690,978
CAPITAL MARKETS - 3.5%
Ameriprise Financial, Inc.	606	212,173
Bank of New York Mellon Corp. (The)	5,421	274,140
BlackRock, Inc.	1,116	847,278
Cboe Global Markets, Inc.	860	105,677
Charles Schwab Corp. (The)	9,230	714,587
CME Group, Inc.	2,310	408,085
FactSet Research Systems, Inc.	270	114,194
Franklin Resources, Inc.	2,300	71,760
Goldman Sachs Group, Inc. (The)	1,822	666,506
Intercontinental Exchange, Inc.	3,545	381,265
Invesco Ltd.	2,500	46,275

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
MarketAxess Holdings, Inc.	820	$298,357
Moody's Corp.	1,518	489,934
Morgan Stanley	7,756	754,891
MSCI, Inc.	392	208,371
Nasdaq, Inc.	4,720	284,097
Northern Trust Corp.	1,290	125,091
Raymond James Financial, Inc.	1,290	145,473
S&P Global, Inc.	2,452	919,353
State Street Corp.	2,217	202,479
T. Rowe Price Group, Inc.	1,220	142,093
		7,412,079
CHEMICALS - 1.8%
Air Products and Chemicals, Inc.	1,273	408,009
Albemarle Corp.	660	185,757
CF Industries Holdings, Inc.	1,340	113,498
Corteva, Inc.	4,955	319,350
Dow, Inc.	4,892	290,340
DuPont de Nemours, Inc.	3,035	224,438
Ecolab, Inc.	2,256	349,296
FMC Corp.	650	86,535
International Flavors & Fragrances, Inc.	1,480	166,441
Linde PLC	2,873	950,791
LyondellBasell Industries N.V., Class A	1,530	147,936
Mosaic Co. (The)	2,160	107,006
PPG Industries, Inc.	1,288	167,878
Sherwin-Williams Co. (The)	1,393	329,570
		3,846,845
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Cintas Corp.	604	268,019
Copart, Inc.(a)	1,890	125,893
Republic Services, Inc.	1,716	214,191
Rollins, Inc.	2,895	105,378
Waste Management, Inc.	2,860	442,528
		1,156,009
COMMUNICATIONS EQUIPMENT - 1.1%
Arista Networks, Inc.(a)	1,454	183,233
Cisco Systems, Inc.	31,170	1,517,044
F5, Inc.(a)	270	39,868
Juniper Networks, Inc.	2,860	92,378
Motorola Solutions, Inc.	1,871	480,866
		2,313,389
CONSTRUCTION & ENGINEERING - 0.0%
Quanta Services, Inc.	600	91,314
	Shares	Value
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	216	$77,682
Vulcan Materials Co.	783	143,548
		221,230
CONSUMER FINANCE - 0.6%
American Express Co.	3,520	615,753
Capital One Financial Corp.	1,528	181,832
Discover Financial Services	1,540	179,764
Synchrony Financial	5,420	199,077
		1,176,426
CONTAINERS & PACKAGING - 0.7%
Amcor PLC	31,380	378,443
Avery Dennison Corp.	1,500	284,160
Ball Corp.	5,080	295,859
International Paper Co.	3,890	162,680
Packaging Corp. of America	810	115,587
Sealed Air Corp.	1,390	76,116
Westrock Co.	2,099	82,365
		1,395,210
DISTRIBUTORS - 0.4%
Genuine Parts Co.	910	152,716
LKQ Corp.	5,990	353,171
Pool Corp.	740	285,351
		791,238
DIVERSIFIED FINANCIAL SERVICES - 1.5%
Berkshire Hathaway, Inc., Class B(a)	10,237	3,189,030
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
AT&T, Inc.	49,410	1,006,482
Lumen Technologies, Inc.	8,539	44,830
Verizon Communications, Inc.	27,950	1,161,881
		2,213,193
ELECTRIC UTILITIES - 2.0%
Alliant Energy Corp.	2,090	112,923
American Electric Power Co., Inc.	3,370	316,645
Constellation Energy Corp.	1,989	169,781
Duke Energy Corp.	5,124	524,954
Edison International	2,390	164,671
Entergy Corp.	960	103,949
Evergy, Inc.	1,840	115,276
Eversource Energy	2,490	205,002
Exelon Corp.	7,559	318,914

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
FirstEnergy Corp.	4,259	$174,406
NextEra Energy, Inc.	12,006	896,008
NRG Energy, Inc.	1,900	65,018
PG&E Corp.(a)	2,800	44,520
Pinnacle West Capital Corp.	510	38,020
PPL Corp.	7,780	230,288
Southern Co. (The)	8,020	542,793
Xcel Energy, Inc.	4,210	289,522
		4,312,690
ELECTRICAL EQUIPMENT - 0.5%
AMETEK, Inc.	1,420	205,786
Eaton Corp. PLC	2,350	381,194
Emerson Electric Co.	3,670	331,107
Rockwell Automation, Inc.	586	165,270
		1,083,357
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Amphenol Corp., Class A	4,350	347,000
CDW Corp.	1,790	350,894
Corning, Inc.	5,970	206,622
Keysight Technologies, Inc.(a)	2,390	428,646
TE Connectivity Ltd.	1,710	217,427
Teledyne Technologies, Inc.(a)	251	106,489
Trimble, Inc.(a)	4,690	272,301
Zebra Technologies Corp., Class A(a)	140	44,265
		1,973,644
ENERGY EQUIPMENT & SERVICES - 0.4%
Baker Hughes Co.	6,429	204,056
Halliburton Co.	4,080	168,178
Schlumberger Ltd.	8,414	479,430
		851,664
ENTERTAINMENT - 1.5%
Activision Blizzard, Inc.	4,970	380,553
Electronic Arts, Inc.	3,480	447,806
Live Nation, Inc.(a)	740	59,563
Netflix, Inc.(a)	2,420	856,341
Walt Disney Co. (The)(a)	10,040	1,089,239
Warner Bros Discovery, Inc.(a)	15,946	236,320
		3,069,822
EQUITY REAL ESTATE INVESTMENT TRUSTS - 3.4%
Alexandria Real Estate Equities, Inc.	820	131,807
American Tower Corp.	3,599	803,981
AvalonBay Communities, Inc.	1,679	297,922
	Shares	Value
Boston Properties, Inc.	2,480	$184,859
Camden Property Trust	380	46,820
Crown Castle, Inc.	3,920	580,591
Digital Realty Trust, Inc.	3,260	373,661
Equinix, Inc.	793	585,337
Equity Residential	3,340	212,591
Essex Property Trust, Inc.	227	51,318
Extra Space Storage, Inc.	730	115,216
Federal Realty Investment Trust	160	17,845
Host Hotels & Resorts, Inc.	6,193	116,738
Iron Mountain, Inc.	4,569	249,376
Kimco Realty Corp.	5,150	115,669
Mid-America Apartment Communities, Inc.	670	111,702
Prologis, Inc.	7,192	929,782
Public Storage	1,056	321,383
Realty Income Corp.	3,880	263,180
Regency Centers Corp.	2,750	183,232
SBA Communications Corp.	1,271	378,161
Simon Property Group, Inc.	1,690	217,097
UDR, Inc.	2,330	99,235
VICI Properties, Inc.	1,420	48,536
Welltower, Inc.	5,140	385,705
Weyerhaeuser Co.	7,139	245,796
		7,067,540
FOOD & STAPLES RETAILING - 1.6%
Costco Wholesale Corp.	2,576	1,316,697
Kroger Co. (The)	4,910	219,133
Sysco Corp.	4,690	363,287
Walgreens Boots Alliance, Inc.	4,870	179,508
Walmart, Inc.	9,410	1,353,817
		3,432,442
FOOD PRODUCTS - 1.7%
Archer-Daniels-Midland Co.	3,710	307,373
Campbell Soup Co.	2,700	140,211
Conagra Brands, Inc.	4,970	184,834
General Mills, Inc.	6,330	496,019
Hershey Co. (The)	1,640	368,344
Hormel Foods Corp.	4,450	201,630
J M Smucker Co. (The)	960	146,688
Kellogg Co.	3,850	264,033
Kraft Heinz Co. (The)	6,176	250,313
Lamb Weston Holdings, Inc.	1,000	99,890
McCormick & Co., Inc.	2,270	170,522

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Mondelez International, Inc., Class A	10,920	$714,605
Tyson Foods, Inc., Class A	2,050	134,788
		3,479,250
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	150,451
HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
Abbott Laboratories	12,022	1,329,032
Align Technology, Inc.(a)	407	109,780
Baxter International, Inc.	4,420	201,950
Becton Dickinson and Co.	2,296	579,097
Boston Scientific Corp.(a)	12,567	581,224
Cooper Cos., Inc. (The)	430	150,040
DENTSPLY SIRONA, Inc.	2,410	88,760
Dexcom, Inc.(a)	2,400	257,016
Edwards Lifesciences Corp.(a)	4,631	355,198
GE HealthCare Technologies, Inc.(a)	1,910	132,783
Hologic, Inc.(a)	2,270	184,710
IDEXX Laboratories, Inc.(a)	540	259,470
Intuitive Surgical, Inc.(a)	2,217	544,695
Medtronic PLC	9,023	755,135
ResMed, Inc.	1,230	280,895
STERIS PLC	880	181,729
Stryker Corp.	2,444	620,311
Teleflex, Inc.	397	96,638
Zimmer Holdings, Inc.	1,620	206,291
		6,914,754
HEALTH CARE PROVIDERS & SERVICES - 3.2%
AmerisourceBergen Corp.	2,110	356,506
Cardinal Health, Inc.	3,170	244,882
Cigna Corp.	3,430	1,086,178
CVS Health Corp.	9,017	795,480
DaVita, Inc.(a)	770	63,440
Elevance Health, Inc.	3,190	1,594,968
Henry Schein, Inc.(a)	1,470	126,641
Humana, Inc.	1,597	817,185
Laboratory Corporation of America Holdings	1,570	395,828
McKesson Corp.	1,335	505,538
Molina Healthcare, Inc.(a)	1,020	318,067
Quest Diagnostics, Inc.	2,550	378,624
		6,683,337
HOTELS, RESTAURANTS & LEISURE - 1.7%
Booking Holdings, Inc.(a)	206	501,425
Carnival Corp.(a)	6,190	66,976
Chipotle Mexican Grill, Inc.(a)	141	232,140
	Shares	Value
Domino's Pizza, Inc.	180	$63,540
Expedia Group, Inc.(a)	395	45,148
Hilton Worldwide Holdings, Inc.	1,330	192,970
Marriott International, Inc., Class A	1,416	246,639
McDonald's Corp.	4,571	1,222,285
Norwegian Cruise Line Holdings Ltd.(a)	2,830	43,044
Royal Caribbean Cruises Ltd.(a)	710	46,107
Starbucks Corp.	6,570	717,050
Yum! Brands, Inc.	1,950	254,494
		3,631,818
HOUSEHOLD DURABLES - 0.2%
D.R. Horton, Inc.	956	94,347
Garmin Ltd.	960	94,925
Lennar Corp., Class A	120	12,288
Mohawk Industries, Inc.(a)	34	4,082
Newell Brands, Inc.	6,500	103,740
NVR, Inc.(a)	20	105,400
PulteGroup, Inc.	325	18,489
Whirlpool Corp.	42	6,535
		439,806
HOUSEHOLD PRODUCTS - 1.7%
Church & Dwight Co., Inc.	2,740	221,556
Clorox Co. (The)	930	134,562
Colgate-Palmolive Co.	8,480	632,014
Kimberly-Clark Corp.	3,000	390,030
Procter & Gamble Co. (The)	15,721	2,238,356
		3,616,518
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	5,250	143,902
INDUSTRIAL CONGLOMERATES - 0.6%
3M Co.	3,524	405,542
Honeywell International, Inc.	4,022	838,506
		1,244,048
INSURANCE - 2.7%
Aflac, Inc.	5,020	368,970
Allstate Corp. (The)	1,750	224,823
American International Group, Inc.	4,254	268,938
Aon PLC, Class A	1,311	417,789
Arch Capital Group Ltd.(a)	1,920	123,552
Arthur J. Gallagher & Co.	1,500	293,580
Assurant, Inc.	370	49,058
Brown & Brown, Inc.	2,240	131,174
Chubb Ltd.	2,811	639,474

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Cincinnati Financial Corp.	902	$102,061
Everest Re Group Ltd.	330	115,398
Globe Life, Inc.	367	44,352
Hartford Financial Services Group, Inc. (The)	2,460	190,921
Lincoln National Corp.	486	17,219
Loews Corp.	880	54,102
Marsh & McLennan Cos., Inc.	3,210	561,461
MetLife, Inc.	5,800	423,516
Principal Financial Group, Inc.	1,640	151,782
Progressive Corp. (The)	4,070	554,945
Prudential Financial, Inc.	2,235	234,541
Travelers Cos., Inc. (The)	1,920	366,950
W.R. Berkley Corp.	1,325	92,936
Willis Towers Watson PLC	677	172,087
		5,599,629
INTERACTIVE MEDIA & SERVICES - 3.9%
Alphabet, Inc., Class A(a)	33,580	3,319,047
Alphabet, Inc., Class C(a)	29,740	2,970,134
Match Group, Inc.(a)	1,300	70,356
Meta Platforms, Inc., Class A(a)	12,478	1,858,848
		8,218,385
INTERNET & DIRECT MARKETING RETAIL - 2.5%
Amazon.com, Inc.(a)	49,410	5,095,653
eBay, Inc.	3,770	186,615
Etsy, Inc.(a)	520	71,542
		5,353,810
IT SERVICES - 4.7%
Accenture PLC, Class A	4,387	1,224,192
Akamai Technologies, Inc.(a)	2,850	253,508
Automatic Data Processing, Inc.	3,450	779,044
Broadridge Financial Solutions, Inc.	610	91,720
Cognizant Technology Solutions Corp., Class A	3,450	230,288
DXC Technology Co.(a)	1,677	48,180
EPAM Systems, Inc.(a)	300	99,795
Fidelity National Information Services, Inc.	5,466	410,169
Fiserv, Inc.(a)	3,670	391,516
FleetCor Technologies, Inc.(a)	240	50,114
Gartner, Inc.(a)	470	158,926
Global Payments, Inc.	1,307	147,325
International Business Machines Corp.	6,896	929,098
Jack Henry & Associates, Inc.	680	122,461
Mastercard, Inc., Class A	5,342	1,979,745
Paychex, Inc.	2,190	253,733
PayPal Holdings, Inc.(a)	6,280	511,757
	Shares	Value
VeriSign, Inc.(a)	552	$120,364
Visa, Inc., Class A	9,494	2,185,614
		9,987,549
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	3,080	182,244
LIFE SCIENCES TOOLS & SERVICES - 2.2%
Agilent Technologies, Inc.	4,850	737,588
Bio-Rad Laboratories, Inc., Class A(a)	380	177,635
Danaher Corp.	5,340	1,411,789
Illumina, Inc.(a)	2,177	466,313
IQVIA Holdings, Inc.(a)	1,810	415,232
Mettler-Toledo International, Inc.(a)	403	617,767
PerkinElmer, Inc.	1,520	209,046
Waters Corp.(a)	1,437	472,169
West Pharmaceutical Services, Inc.	800	212,480
		4,720,019
MACHINERY - 1.8%
Caterpillar, Inc.	2,980	751,824
Cummins, Inc.	1,387	346,112
Deere & Co.	1,583	669,356
Dover Corp.	730	110,836
Fortive Corp.	2,460	167,354
IDEX Corp.	390	93,475
Illinois Tool Works, Inc.	1,724	406,933
Ingersoll Rand, Inc.	2,638	147,728
Nordson Corp.	350	85,155
Otis Worldwide Corp.	2,903	238,714
PACCAR, Inc.	2,215	242,122
Parker-Hannifin Corp.	328	106,928
Pentair PLC	540	29,905
Snap-on, Inc.	280	69,644
Stanley Black & Decker, Inc.	182	16,254
Westinghouse Air Brake Technologies Corp.	820	85,124
Xylem, Inc.	2,850	296,429
		3,863,893
MEDIA - 0.9%
Charter Communications, Inc., Class A(a)	450	172,940
Comcast Corp., Class A	27,050	1,064,418
DISH Network Corp., Class A(a)	1,770	25,470
Fox Corp., Class A	1,460	49,552
Fox Corp., Class B	2,640	83,688
Interpublic Group of Cos., Inc. (The)	5,070	184,852
News Corp., Class A	2,690	54,499
News Corp., Class B	1,680	34,339

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Omnicom Group, Inc.	1,340	$115,227
Paramount Global, Class B	3,380	78,281
		1,863,266
METALS & MINING - 0.5%
Freeport-McMoRan, Inc.	8,538	380,966
Newmont Corp.	5,200	275,236
Nucor Corp.	1,310	221,416
Steel Dynamics, Inc.	660	79,622
		957,240
MULTILINE RETAIL - 0.6%
Dollar General Corp.	1,440	336,384
Dollar Tree, Inc.(a)	1,282	192,531
Target Corp.	3,850	662,739
		1,191,654
MULTI-UTILITIES - 1.0%
Ameren Corp.	2,350	204,144
CenterPoint Energy, Inc.	5,180	156,022
CMS Energy Corp.	3,130	197,785
Consolidated Edison, Inc.	2,760	263,056
Dominion Energy, Inc.	5,252	334,237
DTE Energy Co.	1,020	118,697
NiSource, Inc.	4,370	121,268
Public Service Enterprise Group, Inc.	3,796	235,086
Sempra Energy	2,040	327,073
WEC Energy Group, Inc.	2,545	239,205
		2,196,573
OIL, GAS & CONSUMABLE FUELS - 4.2%
APA Corp.	1,420	62,949
Chevron Corp.	10,123	1,761,604
ConocoPhillips	6,917	842,975
Coterra Energy, Inc.	4,790	119,894
Devon Energy Corp.	3,180	201,103
Diamondback Energy, Inc.	680	99,362
EOG Resources, Inc.	3,154	417,117
EQT Corp.	1,460	47,698
Exxon Mobil Corp.	23,920	2,774,959
Hess Corp.	1,220	183,195
Kinder Morgan, Inc.	18,540	339,282
Marathon Oil Corp.	5,060	138,998
Marathon Petroleum Corp.	2,868	368,595
Occidental Petroleum Corp.	4,153	269,073
ONEOK, Inc.	2,290	156,819
Phillips 66	2,469	247,567
Pioneer Natural Resources Co.	1,176	270,892
Targa Resources Corp.	150	11,253
	Shares	Value
Valero Energy Corp.	2,280	$319,268
Williams Cos., Inc. (The)	9,900	319,176
		8,951,779
PERSONAL PRODUCTS - 0.2%
Estee Lauder Cos., Inc., (The) Class A	1,238	343,025
PHARMACEUTICALS - 1.4%
Catalent, Inc.(a)	1,820	97,461
Eli Lilly & Co.	5,370	1,848,085
Organon & Co.	3,400	102,442
Zoetis, Inc.	5,840	966,462
		3,014,450
PROFESSIONAL SERVICES - 0.4%
CoStar Group, Inc.(a)	2,200	171,380
Equifax, Inc.	620	137,764
Jacobs Solutions, Inc.	560	69,188
Robert Half International, Inc.	3,110	261,115
Verisk Analytics, Inc.	930	169,065
		808,512
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	4,460	381,375
ROAD & RAIL - 0.9%
CSX Corp.	17,120	529,350
J.B. Hunt Transport Services, Inc.	1,370	258,999
Norfolk Southern Corp.	1,208	296,939
Old Dominion Freight Line, Inc.	460	153,290
Union Pacific Corp.	3,505	715,686
		1,954,264
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
Advanced Micro Devices, Inc.(a)	8,735	656,435
Analog Devices, Inc.	2,948	505,494
Applied Materials, Inc.	6,690	745,868
Broadcom, Inc.	2,282	1,334,993
Enphase Energy, Inc.(a)	790	174,890
First Solar, Inc.(a)	1,810	321,456
Intel Corp.	29,180	824,627
KLA Corp.	730	286,510
Lam Research Corp.	1,056	528,106
Microchip Technology, Inc.	3,030	235,189
Micron Technology, Inc.	6,340	382,302
Monolithic Power Systems, Inc.	150	63,984
NVIDIA Corp.	14,758	2,883,270
NXP Semiconductors N.V.	1,110	204,584
ON Semiconductor Corp.(a)	1,900	139,555

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Qorvo, Inc.(a)	230	$24,992
QUALCOMM, Inc.	6,350	845,884
Skyworks Solutions, Inc.	560	61,415
SolarEdge Technologies, Inc.(a)	330	105,313
Teradyne, Inc.	810	82,377
Texas Instruments, Inc.	6,340	1,123,511
		11,530,755
SOFTWARE - 8.8%
Adobe, Inc.(a)	3,191	1,181,755
ANSYS, Inc.(a)	1,243	331,085
Autodesk, Inc.(a)	2,170	466,897
Cadence Design Systems, Inc.(a)	2,850	521,066
Ceridian HCM Holding, Inc.(a)	660	47,705
Fortinet, Inc.(a)	4,000	209,360
Gen Digital, Inc.	13,682	314,823
Intuit, Inc.	2,022	854,639
Microsoft Corp.	42,640	10,566,618
Oracle Corp.	9,321	824,536
Paycom Software, Inc.(a)	240	77,746
PTC, Inc.(a)	2,260	304,829
Roper Technologies, Inc.	716	305,553
Salesforce, Inc.(a)	6,890	1,157,313
ServiceNow, Inc.(a)	1,580	719,105
Synopsys, Inc.(a)	1,530	541,237
Tyler Technologies, Inc.(a)	170	54,871
		18,479,138
SPECIALTY RETAIL - 2.8%
Advance Auto Parts, Inc.	1,576	239,993
AutoZone, Inc.(a)	131	319,490
Bath & Body Works, Inc.	1,330	61,193
Best Buy Co., Inc.	3,500	310,520
CarMax, Inc.(a)	2,570	181,057
Home Depot, Inc. (The)	6,529	2,116,506
Lowe’s Cos., Inc.	4,540	945,455
O'Reilly Automotive, Inc.(a)	452	358,142
Ross Stores, Inc.	1,790	211,560
TJX Cos., Inc. (The)	7,270	595,122
Tractor Supply Co.	1,670	380,743
Ulta Beauty, Inc.(a)	321	164,981
		5,884,762
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.5%
Apple, Inc.	83,564	12,057,450
Hewlett Packard Enterprise Co.	30,870	497,933
HP, Inc.	14,000	407,960
NetApp, Inc.	3,570	236,441
	Shares	Value
Seagate Technology Holdings PLC	4,190	$283,998
Western Digital Corp.(a)	5,481	240,890
		13,724,672
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc., Class B	6,670	849,291
Tapestry, Inc.	1,070	48,760
VF Corp.	5,235	161,971
		1,060,022
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Fastenal Co.	4,700	237,585
United Rentals, Inc.(a)	120	52,914
W.W. Grainger, Inc.	658	387,878
		678,377
WATER UTILITIES - 0.1%
American Water Works Co., Inc.	1,150	179,963
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc.(a)	4,270	637,554
TOTAL COMMON STOCKS (COST $196,925,382)		209,577,077
RIGHT - 0.0%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	—
TOTAL RIGHT (COST $—)		—
MONEY MARKET FUND - 0.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(d)	1,185,173	1,185,173
TOTAL MONEY MARKET FUND (COST $1,185,173)		1,185,173
TOTAL INVESTMENTS (COST $198,110,555) - 100.0%		210,762,250

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		65,207
NET ASSETS - 100.0%		$210,827,457

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of January 31, 2023 is disclosed.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED LARGE CAP ENHANCED INDEX FUND

MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P — Standard & Poor's
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Values-Focused Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Equity Real Estate Investment Trusts	7.6%
Banks	7.4
Machinery	4.6
Electronic Equipment, Instruments & Components	4.1
Specialty Retail	3.8
Insurance	3.6
Health Care Equipment & Supplies	3.4
Semiconductors & Semiconductor Equipment	3.2
Software	2.9
Building Products	2.7
Oil, Gas & Consumable Fuels	2.7
Chemicals	2.6
Metals & Mining	2.5
Health Care Providers & Services	2.4
Textiles, Apparel & Luxury Goods	2.3
Household Durables	2.0
Biotechnology	1.9
Capital Markets	1.9
IT Services	1.9
Professional Services	1.9
Commercial Services & Supplies	1.7
Construction & Engineering	1.7
Food Products	1.7
Auto Components	1.5
Electrical Equipment	1.5
Road & Rail	1.5
Aerospace & Defense	1.4
Hotels, Restaurants & Leisure	1.4
Diversified Consumer Services	1.2
Energy Equipment & Services	1.2
Gas Utilities	1.2
Leisure Products	1.1
Life Sciences Tools & Services	1.1
Trading Companies & Distributors	1.1
Electric Utilities	1.0
Industry Diversification	Percent*
Media	1.0%
Thrifts & Mortgage Finance	1.0
Communications Equipment	0.9
Pharmaceuticals	0.9
Food & Staples Retailing	0.8
Containers & Packaging	0.7
Money Market Fund	0.7
Mortgage Real Estate Investment Trusts	0.7
Real Estate Management & Development	0.7
Water Utilities	0.7
Consumer Finance	0.6
Diversified Telecommunication Services	0.6
Personal Products	0.6
Automobiles	0.5
Multiline Retail	0.5
Air Freight & Logistics	0.4
Interactive Media & Services	0.4
Multi-Utilities	0.4
Airlines	0.2
Beverages	0.2
Construction Materials	0.2
Diversified Financial Services	0.2
Entertainment	0.2
Health Care Technology	0.2
Household Products	0.2
Marine	0.2
Paper & Forest Products	0.2
Technology Hardware, Storage & Peripherals	0.2
Independent Power and Renewable Electricity Producers	0.1
Wireless Telecommunication Services	0.1
Internet & Direct Marketing Retail	0.0**
Total Investments	100.0%

*	Percentages indicated are based on net assets as of January 31, 2023.
**	Amount rounds to less than 0.1%.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 1.4%
AAR Corp.(a)	2,060	$105,966
Aerojet Rocketdyne Holdings, Inc.(a)	4,400	246,048
AeroVironment, Inc.(a)	1,310	116,551
Axon Enterprise, Inc.(a)	3,660	715,311
Curtiss-Wright Corp.	2,110	349,838
Hexcel Corp.	4,510	318,316
Kaman Corp.	1,770	44,639
Mercury Systems, Inc.(a)	3,160	157,953
Moog, Inc., Class A	1,350	128,682
National Presto Industries, Inc.	80	6,129
Park Aerospace Corp.	770	10,711
Triumph Group, Inc.(a)	3,570	40,662
Woodward, Inc.	3,090	315,983
		2,556,789
AIR FREIGHT & LOGISTICS - 0.4%
Atlas Air Worldwide Holdings, Inc.(a)	1,420	145,138
Forward Air Corp.	1,430	154,226
GXO Logistics, Inc.(a)	6,480	339,098
Hub Group, Inc., Class A(a)	1,790	152,633
		791,095
AIRLINES - 0.2%
Allegiant Travel Co.(a)	666	57,296
Hawaiian Holdings, Inc.(a)	3,750	46,200
JetBlue Airways Corp.(a)	20,350	162,800
SkyWest, Inc.(a)	3,220	66,847
Sun Country Airlines Holdings, Inc.(a)	2,350	43,875
		377,018
AUTO COMPONENTS - 1.5%
Adient PLC(a)	5,260	236,805
American Axle & Manufacturing Holdings, Inc.(a)	6,850	60,760
Dana, Inc.	8,290	150,381
Dorman Products, Inc.(a)	1,500	145,590
Fox Factory Holding Corp.(a)	2,210	260,979
Gentex Corp.	13,550	399,860
Gentherm, Inc.(a)	1,790	133,230
Goodyear Tire & Rubber Co. (The)(a)	16,642	187,222
LCI Industries	1,260	141,397
Lear Corp.	3,090	450,460
Motorcar Parts of America, Inc.(a)	1,240	18,054
Patrick Industries, Inc.	1,045	74,164
Standard Motor Products, Inc.	1,160	46,934
	Shares	Value
Visteon Corp.(a)	1,500	$234,510
XPEL, Inc.(a)	1,130	85,959
		2,626,305
AUTOMOBILES - 0.5%
Harley-Davidson, Inc.	11,010	506,790
Thor Industries, Inc.	2,810	267,877
Winnebago Industries, Inc.	1,630	103,799
		878,466
BANKS - 7.4%
Ameris Bancorp	3,632	171,285
Associated Banc-Corp	8,948	200,525
Banc of California, Inc.	2,870	49,995
BancFirst Corp.	890	76,656
Bancorp, Inc. (The)(a)	3,340	113,326
Bank of Hawaii Corp.	1,560	119,324
Bank OZK	6,790	310,099
BankUnited, Inc.	4,530	170,509
Banner Corp.	1,490	96,597
Berkshire Hills Bancorp, Inc.	2,660	82,593
Brookline Bancorp, Inc.	6,100	79,788
Cadence Bank	10,542	269,664
Cathay General Bancorp	4,090	179,796
Central Pacific Financial Corp.	1,180	26,668
City Holding Co.	590	55,926
Columbia Banking System, Inc.	4,560	140,950
Commerce Bancshares, Inc.	6,231	414,735
Community Bank System, Inc.	2,540	146,583
Cullen/Frost Bankers, Inc.	3,360	437,741
Customers Bancorp, Inc.(a)	1,740	52,844
CVB Financial Corp.	7,580	183,588
Dime Community Bancshares, Inc., Class B	2,282	68,049
Eagle Bancorp, Inc.	1,440	68,386
East West Bancorp, Inc.	7,000	549,640
F.N.B. Corp.	22,340	318,792
FB Financial Corp.	2,273	85,374
First Bancorp	1,870	74,520
First BanCorp	11,462	154,164
First Commonwealth Financial Corp.	4,960	72,962
First Financial Bancorp	4,760	120,571
First Financial Bankshares, Inc.	7,850	279,617
First Hawaiian, Inc.	7,410	203,330
First Horizon Corp.	29,630	732,750
Fulton Financial Corp.	11,140	186,372
Glacier Bancorp, Inc.	5,970	272,172

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Hancock Whitney Corp.	4,509	$232,123
Hanmi Financial Corp.	1,901	44,274
Heritage Financial Corp.	1,430	40,798
Hilltop Holdings, Inc.	3,280	107,256
Home Bancshares, Inc.	10,102	241,135
HomeStreet, Inc.	1,010	27,846
Hope Bancorp, Inc.	8,372	107,915
Independent Bank Corp.	2,040	162,568
Independent Bank Group, Inc.	1,750	107,275
International Bancshares Corp.	3,330	156,077
Lakeland Financial Corp.	1,190	84,145
National Bank Holdings Corp., Class A	1,800	76,014
NBT Bancorp, Inc.	2,040	80,192
Northwest Bancshares, Inc.	4,090	57,833
OFG Bancorp	2,890	81,816
Old National Bancorp	17,113	299,477
Pacific Premier Bancorp, Inc.	5,442	175,994
PacWest Bancorp	6,950	192,237
Park National Corp.	640	80,160
Pathward Financial, Inc.	1,690	83,858
Pinnacle Financial Partners, Inc.	3,650	287,364
Preferred Bank	420	29,875
Prosperity Bancshares, Inc.	4,231	320,964
Renasant Corp.	3,230	114,923
S&T Bancorp, Inc.	1,690	61,482
Seacoast Banking Corp. of Florida	3,510	112,706
ServisFirst Bancshares, Inc.	2,580	175,904
Simmons First National Corp., Class A	7,060	157,509
Southside Bancshares, Inc.	1,884	71,366
Stellar Bancorp, Inc.	2,535	71,259
Synovus Financial Corp.	7,962	334,006
Texas Capital Bancshares, Inc.(a)	2,350	155,265
Tompkins Financial Corp.	220	16,573
Triumph Financial, Inc.(a)	1,210	67,433
Trustmark Corp.	3,420	99,590
UMB Financial Corp.	1,910	172,263
Umpqua Holdings Corp.	12,990	236,418
United Bankshares, Inc.	7,713	310,063
United Community Banks, Inc.	5,632	183,265
Valley National Bancorp	22,624	268,773
Veritex Holdings, Inc.	2,803	78,904
Washington Federal, Inc.	3,750	132,975
Webster Financial Corp.	9,160	482,274
Westamerica BanCorp	1,330	73,895
Wintrust Financial Corp.	2,850	260,690
		13,280,623
	Shares	Value
BEVERAGES - 0.2%
Celsius Holdings, Inc.(a)	2,210	$221,707
Coca-Cola Consolidated, Inc.	261	132,270
National Beverage Corp.(a)	1,500	66,300
		420,277
BIOTECHNOLOGY - 1.9%
Anika Therapeutics, Inc.(a)	870	26,979
Arcus Biosciences, Inc.(a)	3,030	65,539
Arrowhead Pharmaceuticals, Inc.(a)	5,900	206,441
Avid Bioservices, Inc.(a)	3,940	62,370
Catalyst Pharmaceuticals, Inc.(a)	5,390	83,491
Coherus Biosciences, Inc.(a)	4,740	40,195
Cytokinetics, Inc.(a)	5,120	217,498
Dynavax Technologies Corp.(a)	6,690	76,132
Emergent BioSolutions, Inc.(a)	3,000	39,570
Enanta Pharmaceuticals, Inc.(a)	1,060	56,583
Exelixis, Inc.(a)	18,440	324,913
Halozyme Therapeutics, Inc.(a)	7,360	381,027
Ironwood Pharmaceuticals, Inc.(a)	7,030	80,986
iTeos Therapeutics, Inc.(a)	1,460	30,514
Myriad Genetics, Inc.(a)	4,620	91,106
Neurocrine Biosciences, Inc.(a)	5,210	577,945
Organogenesis Holdings, Inc.(a)	4,190	10,726
REGENXBIO, Inc.(a)	2,560	59,418
uniQure N.V.(a)	2,420	51,425
United Therapeutics Corp.(a)	2,483	653,451
Vanda Pharmaceuticals, Inc.(a)	3,970	30,490
Vericel Corp.(a)	2,940	80,762
Vir Biotechnology, Inc.(a)	4,180	123,519
Xencor, Inc.(a)	3,450	113,574
		3,484,654
BUILDING PRODUCTS - 2.7%
AAON, Inc.	2,358	179,963
American Woodmark Corp.(a)	760	43,540
Apogee Enterprises, Inc.	1,260	59,019
AZZ, Inc.	1,280	54,374
Builders FirstSource, Inc.(a)	7,900	629,630
Carlisle Cos., Inc.	2,800	702,408
Fortune Brands Innovations, Inc.	6,300	406,413
Gibraltar Industries, Inc.(a)	1,780	95,355
Griffon Corp.	3,010	123,049
Insteel Industries, Inc.	960	28,790
Lennox International, Inc.	1,749	455,824
Masterbrand, Inc.(a)	1,350	12,420

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Owens Corning	6,760	$653,354
PGT Innovations, Inc.(a)	3,600	78,120
Quanex Building Products Corp.	2,025	52,427
Resideo Technologies, Inc.(a)	18,400	353,832
Simpson Manufacturing Co., Inc.	2,160	231,358
Trex Co., Inc.(a)	5,990	315,793
UFP Industries, Inc.	3,300	308,715
		4,784,384
CAPITAL MARKETS - 1.9%
Affiliated Managers Group, Inc.	2,000	345,480
Avantax, Inc.(a)	2,850	83,049
B. Riley Financial, Inc.	990	42,303
Brightsphere Investment Group, Inc.	2,520	59,094
Donnelley Financial Solutions, Inc.(a)	1,621	73,934
Evercore, Inc., Class A	1,910	247,937
Federated Hermes, Inc.	5,050	198,465
Interactive Brokers Group, Inc., Class A	5,490	438,870
Janus Henderson Group PLC	15,350	397,872
Jefferies Financial Group, Inc.	10,870	426,973
Piper Sandler Cos.	750	106,575
SEI Investments Co.	6,100	380,823
Stifel Financial Corp.	5,707	384,709
StoneX Group, Inc.(a)	870	76,456
Virtus Investment Partners, Inc.	317	68,117
WisdomTree, Inc.	6,910	39,802
		3,370,459
CHEMICALS - 2.6%
AdvanSix, Inc.	1,540	66,590
American Vanguard Corp.	1,350	30,497
Ashland, Inc.	2,700	295,029
Avient Corp.	4,960	200,979
Balchem Corp.	1,705	222,724
Cabot Corp.	2,860	215,444
Chemours Co. (The)	8,260	300,581
FutureFuel Corp.	1,390	12,885
H.B. Fuller Co.	2,830	195,553
Hawkins, Inc.	960	37,440
Ingevity Corp.(a)	1,830	150,865
Innospec, Inc.	1,230	139,015
Koppers Holdings, Inc.	1,350	46,724
Livent Corp.(a)	10,200	264,384
Minerals Technologies, Inc.	1,570	109,036
NewMarket Corp.	379	130,569
Olin Corp.	6,950	448,900
Quaker Chemical Corp.	700	137,809
	Shares	Value
Rayonier Advanced Materials, Inc.(a)	3,773	$26,147
RPM International, Inc.	6,820	613,186
Scotts Miracle-Gro Co. (The)	2,070	149,433
Sensient Technologies Corp.	2,120	160,463
Stepan Co.	990	108,742
Trinseo PLC	2,010	55,777
Valvoline, Inc.	10,366	380,018
Westlake Corp.	1,780	218,495
		4,717,285
COMMERCIAL SERVICES & SUPPLIES - 1.7%
ABM Industries, Inc.	3,690	173,098
Brady Corp., Class A	2,690	143,834
Brink's Co. (The)	2,500	164,000
Clean Harbors, Inc.(a)	2,720	354,416
Corecivic, Inc.(a)	6,988	74,352
Deluxe Corp.	2,730	54,573
Geo Group, Inc. (The)(a)	7,434	85,491
Harsco Corp.(a)	5,250	41,685
Healthcare Services Group, Inc.	4,472	60,238
HNI Corp.	2,470	78,472
IAA, Inc.(a)	7,500	312,975
Interface, Inc.	3,860	43,927
KAR Auction Services, Inc.(a)	6,740	98,134
Liquidity Services, Inc.(a)	1,830	27,432
Matthews International Corp., Class A	2,160	80,006
MillerKnoll, Inc.	4,540	108,415
MSA Safety, Inc.	1,980	270,052
Pitney Bowes, Inc.	11,310	48,746
Stericycle, Inc.(a)	5,000	269,050
Tetra Tech, Inc.	2,860	444,787
UniFirst Corp.	810	160,737
Viad Corp.(a)	1,420	41,961
		3,136,381
COMMUNICATIONS EQUIPMENT - 0.9%
ADTRAN Holdings, Inc.	4,010	75,669
Calix, Inc.(a)	3,120	164,237
Ciena Corp.(a)	8,020	417,200
Clearfield, Inc.(a)	620	44,305
Comtech Telecommunications Corp.	1,710	27,121
Digi International, Inc.(a)	2,020	68,660
Extreme Networks, Inc.(a)	7,520	135,586
Harmonic, Inc.(a)	6,220	81,917
Lumentum Holdings, Inc.(a)	3,575	215,143
NETGEAR, Inc.(a)	1,810	36,146
NetScout Systems, Inc.(a)	4,000	128,400

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Viasat, Inc.(a)	4,110	$141,589
Viavi Solutions, Inc.(a)	14,010	158,313
		1,694,286
CONSTRUCTION & ENGINEERING - 1.7%
AECOM	7,262	633,755
Arcosa, Inc.	2,593	153,687
Comfort Systems USA, Inc.	1,920	232,397
Dycom Industries, Inc.(a)	1,480	141,148
EMCOR Group, Inc.	2,570	381,002
Fluor Corp.(a)	7,800	286,650
Granite Construction, Inc.	2,480	105,598
MasTec, Inc.(a)	3,080	302,548
MDU Resources Group, Inc.	11,750	363,193
MYR Group, Inc.(a)	780	77,267
Valmont Industries, Inc.	1,180	389,081
		3,066,326
CONSTRUCTION MATERIALS - 0.2%
Eagle Materials, Inc.	1,880	274,630
CONSUMER FINANCE - 0.6%
Bread Financial Holdings, Inc.	2,530	103,806
Encore Capital Group, Inc.(a)	1,240	69,093
Enova International, Inc.(a)	1,853	84,589
EZCORP, Inc., Class A(a)	3,780	34,436
FirstCash Holdings, Inc.	2,018	186,019
Green Dot Corp., Class A(a)	3,060	55,325
LendingTree, Inc.(a)	582	23,082
Navient Corp.	7,630	144,741
PRA Group, Inc.(a)	2,420	97,381
PROG Holdings, Inc.(a)	2,970	66,201
SLM Corp.	14,990	263,374
World Acceptance Corp.(a)	80	7,658
		1,135,705
CONTAINERS & PACKAGING - 0.7%
AptarGroup, Inc.	3,430	396,645
Greif, Inc., Class A	1,390	99,288
Myers Industries, Inc.	1,870	45,030
O-I Glass, Inc.(a)	9,140	175,945
Silgan Holdings, Inc.	5,250	282,922
Sonoco Products Co.	5,300	323,883
		1,323,713
DIVERSIFIED CONSUMER SERVICES - 1.2%
Adtalem Global Education, Inc.(a)	2,720	103,850
Frontdoor, Inc.(a)	10,420	283,216
Graham Holdings Co., Class B	257	167,901
	Shares	Value
Grand Canyon Education, Inc.(a)	1,820	$212,139
H&R Block, Inc.	8,880	346,142
Mister Car Wash, Inc.(a)	6,790	69,733
Perdoceo Education Corp.(a)	4,920	73,652
Service Corp. International	8,490	629,533
Strategic Education, Inc.	1,319	123,129
Stride, Inc.(a)	2,390	102,603
WW International, Inc.(a)	3,710	18,439
		2,130,337
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Voya Financial, Inc.	5,090	355,129
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
ATN International, Inc.	680	33,238
Cogent Communications Holdings, Inc.	2,530	173,482
Consolidated Communications Holdings, Inc.(a)	6,340	27,579
Frontier Communications Parent, Inc.(a)	12,900	381,969
Iridium Communications, Inc.(a)	6,940	415,290
		1,031,558
ELECTRIC UTILITIES - 1.0%
ALLETE, Inc.	3,080	190,529
Hawaiian Electric Industries, Inc.	6,550	276,869
IDACORP, Inc.	2,650	280,396
OGE Energy Corp.	11,950	469,874
PNM Resources, Inc.	5,160	255,317
Portland General Electric Co.	5,100	242,658
		1,715,643
ELECTRICAL EQUIPMENT - 1.5%
Acuity Brands, Inc.	1,690	318,599
Encore Wire Corp.	950	153,359
EnerSys	1,970	163,549
Hubbell, Inc.	2,880	659,261
nVent Electric PLC	9,350	371,663
Powell Industries, Inc.	490	19,453
Regal Rexnord Corp.	3,470	483,024
SunPower Corp.(a)	5,010	87,324
Sunrun, Inc.(a)	11,480	301,694
Vicor Corp.(a)	1,210	84,010
		2,641,936
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.1%
Advanced Energy Industries, Inc.	1,880	174,351
Arlo Technologies, Inc.(a)	5,581	20,929
Arrow Electronics, Inc.(a)	3,180	373,618

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Avnet, Inc.	8,980	$412,002
Badger Meter, Inc.	3,070	355,813
Belden, Inc.	2,300	186,507
Benchmark Electronics, Inc.	5,420	151,706
Cognex Corp.	9,270	507,440
Coherent Corp.(a)	7,522	326,455
CTS Corp.	1,880	83,679
ePlus, Inc.(a)	1,520	75,666
Fabrinet(a)	1,970	259,370
FARO Technologies, Inc.(a)	1,130	31,052
Insight Enterprises, Inc.(a)	3,330	375,358
IPG Photonics Corp.(a)	1,650	184,965
Itron, Inc.(a)	5,640	324,131
Jabil, Inc.	7,350	577,930
Knowles Corp.(a)	5,710	109,803
Littelfuse, Inc.	1,285	329,847
Methode Electronics, Inc.	2,090	99,777
National Instruments Corp.	7,195	388,530
Novanta, Inc.(a)	3,030	489,254
OSI Systems, Inc.(a)	760	71,980
PC Connection, Inc.	730	35,792
Plexus Corp.(a)	2,970	285,090
Rogers Corp.(a)	960	134,006
Sanmina Corp.(a)	3,280	199,850
ScanSource, Inc.(a)	1,530	50,383
TD SYNNEX Corp.	2,178	222,483
TTM Technologies, Inc.(a)	6,480	101,866
Vishay Intertechnology, Inc.	7,660	175,337
Vontier Corp.	9,470	218,094
		7,333,064
ENERGY EQUIPMENT & SERVICES - 1.2%
Archrock, Inc.	10,040	99,496
Bristow Group, Inc.(a)	1,290	39,397
ChampionX Corp.	10,690	352,984
Core Laboratories N.V.	2,630	67,328
DMC Global, Inc.(a)	1,040	23,650
Dril-Quip, Inc.(a)	1,350	41,459
Helix Energy Solutions Group, Inc.(a)	9,270	73,511
Helmerich & Payne, Inc.	4,850	234,934
Nabors Industries Ltd.(a)	398	70,661
NOV, Inc.	21,330	521,305
Oceaneering International, Inc.(a)	5,660	120,841
Oil States International, Inc.(a)	4,840	41,430
Patterson-UTI Energy, Inc.	12,310	206,808
ProPetro Holding Corp.(a)	6,670	66,366
	Shares	Value
RPC, Inc.	5,720	$56,742
U.S. Silica Holdings, Inc.(a)	4,270	52,265
		2,069,177
ENTERTAINMENT - 0.2%
Cinemark Holdings, Inc.(a)	6,810	81,312
Marcus Corp. (The)	1,710	25,889
World Wrestling Entertainment, Inc., Class A	2,460	208,165
		315,366
EQUITY REAL ESTATE INVESTMENT TRUSTS - 7.6%
Acadia Realty Trust	5,897	91,580
Agree Realty Corp.	5,070	378,374
Alexander & Baldwin, Inc.	4,923	98,558
American Assets Trust, Inc.	3,540	100,748
Apartment Income REIT Corp.	9,750	373,035
Armada Hoffler Properties, Inc.	4,940	62,639
Brandywine Realty Trust	27,490	180,334
Brixmor Property Group, Inc.	19,130	450,129
CareTrust REIT, Inc.	5,808	120,342
Centerspace	770	52,067
Chatham Lodging Trust	2,050	29,131
Corporate Office Properties Trust	13,220	371,085
CubeSmart	11,450	524,295
DiamondRock Hospitality Co.	14,060	135,398
Douglas Emmett, Inc.	11,530	193,127
Easterly Government Properties, Inc.	5,040	81,850
EastGroup Properties, Inc.	2,470	415,577
Elme Communities	5,140	98,688
EPR Properties	4,350	184,788
Essential Properties Realty Trust, Inc.	7,880	200,782
First Industrial Realty Trust, Inc.	8,570	457,209
Four Corners Property Trust, Inc.	5,927	170,461
Franklin Street Properties Corp.	3,260	10,041
Getty Realty Corp.	2,470	89,982
Global Net Lease, Inc.	5,720	85,514
Hersha Hospitality Trust, Class A	2,750	25,300
Highwoods Properties, Inc.	6,990	212,286
Hudson Pacific Properties, Inc.	9,340	106,383
Independence Realty Trust, Inc.	12,600	237,258
Industrial Logistics Properties Trust	4,080	17,993
Innovative Industrial Properties, Inc.	1,470	131,977
iStar, Inc.	4,860	45,101
JBG Smith Properties	7,110	143,195
Kilroy Realty Corp.	5,990	245,830
Kite Realty Group Trust	13,285	288,284

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Lamar Advertising Co., Class A	4,720	$502,869
Life Storage, Inc.	4,670	504,547
LTC Properties, Inc.	2,760	105,294
LXP Industrial Trust	15,915	183,818
Macerich Co. (The)	12,979	178,331
National Retail Properties, Inc.	11,140	527,479
National Storage Affiliates Trust	5,460	222,768
NexPoint Residential Trust, Inc.	1,506	76,053
Office Properties Income Trust	3,047	52,287
Omega Healthcare Investors, Inc.	14,066	414,103
Orion Office REIT, Inc.	3,380	32,617
Outfront Media, Inc.	8,400	167,160
Park Hotels & Resorts, Inc.	14,184	208,647
Pebblebrook Hotel Trust	8,486	139,170
PotlatchDeltic Corp.	4,802	235,058
Rayonier, Inc.	8,800	320,232
Retail Opportunity Investments Corp.	8,910	141,045
Rexford Industrial Realty, Inc.	10,410	660,723
RPT Realty	4,060	42,549
Sabra Health Care REIT, Inc.	12,749	172,112
Safehold, Inc.	1,822	63,697
Saul Centers, Inc.	970	41,526
Service Properties Trust	8,860	78,943
SITE Centers Corp.	11,650	159,023
SL Green Realty Corp.	3,610	148,552
Spirit Realty Capital, Inc.	8,290	363,765
STORE Capital Corp.	16,090	518,259
Summit Hotel Properties, Inc.	8,030	68,416
Sunstone Hotel Investors, Inc.	10,730	117,923
Tanger Factory Outlet Centers, Inc.	6,410	122,495
Uniti Group, Inc.	15,294	100,787
Urban Edge Properties	6,590	103,793
Urstadt Biddle Properties, Inc., Class A	2,370	44,509
Veris Residential, Inc.(a)	5,020	86,846
Vornado Realty Trust	6,010	146,584
Whitestone REIT	1,040	10,826
Xenia Hotels & Resorts, Inc.	7,100	105,790
		13,577,937
FOOD & STAPLES RETAILING - 0.8%
Andersons, Inc. (The)	2,005	73,744
BJ's Wholesale Club Holdings, Inc.(a)	7,500	543,525
Chefs' Warehouse, Inc. (The)(a)	2,200	84,106
Grocery Outlet Holding Corp.(a)	5,330	161,979
PriceSmart, Inc.	1,570	116,667
SpartanNash Co.	2,424	76,792
	Shares	Value
Sprouts Farmers Market, Inc.(a)	6,530	$208,633
United Natural Foods, Inc.(a)	3,380	140,676
		1,406,122
FOOD PRODUCTS - 1.7%
B&G Foods, Inc.	4,180	58,604
Calavo Growers, Inc.	1,040	33,332
Cal-Maine Foods, Inc.	2,200	125,884
Darling Ingredients, Inc.(a)	8,590	569,431
Flowers Foods, Inc.	12,143	336,240
Fresh Del Monte Produce, Inc.	2,440	69,784
Hain Celestial Group, Inc. (The)(a)	5,670	116,348
Hostess Brands, Inc.(a)	7,660	177,176
Ingredion, Inc.	3,590	369,052
J & J Snack Foods Corp.	890	127,537
John B. Sanfilippo & Son, Inc.	500	42,255
Lancaster Colony Corp.	1,150	220,696
Pilgrim's Pride Corp.(a)	3,410	82,795
Post Holdings, Inc.(a)	3,055	290,072
Seneca Foods Corp., Class A(a)	260	16,250
Simply Good Foods Co. (The)(a)	5,330	193,479
Tootsie Roll Industries, Inc.	1,045	46,743
TreeHouse Foods, Inc.(a)	2,910	140,931
		3,016,609
GAS UTILITIES - 1.2%
Chesapeake Utilities Corp.	940	118,515
National Fuel Gas Co.	4,650	269,979
New Jersey Resources Corp.	5,880	293,530
Northwest Natural Holding Co.	1,790	89,751
ONE Gas, Inc.	2,770	228,137
South Jersey Industries, Inc.	6,750	243,608
Southwest Gas Holdings, Inc.	3,170	212,168
Spire, Inc.	2,710	195,716
UGI Corp.	11,780	469,197
		2,120,601
HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
AngioDynamics, Inc.(a)	2,440	31,769
Artivion, Inc.(a)	2,660	34,686
Avanos Medical, Inc.(a)	2,830	86,711
Cardiovascular Systems, Inc.(a)	2,550	35,547
CONMED Corp.	1,580	151,301
Cutera, Inc.(a)	990	34,482
Embecta Corp.	3,270	86,295
Enovis Corp.(a)	2,703	170,154

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Envista Holdings Corp.(a)	9,410	$366,896
Glaukos Corp.(a)	2,660	130,473
Globus Medical, Inc., Class A(a)	4,310	325,405
Haemonetics Corp.(a)	2,730	230,958
Heska Corp.(a)	460	41,142
ICU Medical, Inc.(a)	1,104	213,326
Inari Medical, Inc.(a)	2,670	152,324
Inogen, Inc.(a)	1,300	30,329
Integer Holdings Corp.(a)	1,750	115,168
Integra LifeSciences Holdings Corp.(a)	4,360	249,828
Lantheus Holdings, Inc.(a)	3,725	214,188
LeMaitre Vascular, Inc.	1,310	61,806
LivaNova PLC(a)	2,890	162,418
Masimo Corp.(a)	2,620	445,610
Meridian Bioscience, Inc.(a)(b)	2,590	87,982
Merit Medical Systems, Inc.(a)	3,225	230,104
Mesa Laboratories, Inc.	260	50,580
Neogen Corp.(a)	11,578	247,885
NuVasive, Inc.(a)	2,940	134,064
Omnicell, Inc.(a)	2,320	128,690
OraSure Technologies, Inc.(a)	3,830	21,371
Orthofix Medical, Inc.(a)	1,110	24,009
Penumbra, Inc.(a)	2,060	515,845
QuidelOrtho Corp.(a)	2,860	244,845
Shockwave Medical, Inc.(a)	1,950	366,463
STAAR Surgical Co.(a)	4,980	351,339
Surmodics, Inc.(a)	870	24,456
Tandem Diabetes Care, Inc.(a)	3,510	142,997
Varex Imaging Corp.(a)	2,360	50,716
Zimvie, Inc.(a)	1,120	10,987
Zynex, Inc.(a)	1,703	24,063
		6,027,212
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Acadia Healthcare Co., Inc.(a)	4,960	416,739
AdaptHealth Corp.(a)	4,790	102,650
Addus HomeCare Corp.(a)	900	96,768
Agiliti, Inc.(a)	1,140	21,033
Amedisys, Inc.(a)	1,709	165,192
AMN Healthcare Services, Inc.(a)	2,340	224,266
Apollo Medical Holdings, Inc.(a)	2,320	82,685
Chemed Corp.	871	439,977
CorVel Corp.(a)	530	94,425
Cross Country Healthcare, Inc.(a)	2,190	60,773
Encompass Health Corp.	5,630	351,593
Enhabit, Inc.(a)	2,905	44,621
Ensign Group, Inc. (The)	3,070	286,277
	Shares	Value
Fulgent Genetics, Inc.(a)	1,210	$40,874
HealthEquity, Inc.(a)	4,530	275,650
LHC Group, Inc.(a)	1,760	279,136
ModivCare, Inc.(a)	680	72,937
NeoGenomics, Inc.(a)	7,740	91,951
Option Care Health, Inc.(a)	9,030	260,696
Owens & Minor, Inc.(a)	4,565	90,113
Patterson Cos., Inc.	5,480	165,441
Pediatrix Medical Group, Inc.(a)	4,520	69,382
Pennant Group, Inc. (The)(a)	1,955	25,298
Progyny, Inc.(a)	4,350	149,596
R1 RCM, Inc.(a)	9,020	129,076
RadNet, Inc.(a)	3,160	66,518
Select Medical Holdings Corp.	7,080	205,816
U.S. Physical Therapy, Inc.	640	63,456
		4,372,939
HEALTH CARE TECHNOLOGY - 0.2%
Computer Programs and Systems, Inc.(a)	890	26,148
HealthStream, Inc.(a)	1,710	41,348
NextGen Healthcare, Inc.(a)	4,090	77,792
OptimizeRx Corp.(a)	1,210	21,719
Simulations Plus, Inc.	1,100	45,254
Veradigm, Inc.(a)	6,626	118,672
		330,933
HOTELS, RESTAURANTS & LEISURE - 1.4%
Brinker International, Inc.(a)	2,790	110,093
Choice Hotels International, Inc.	1,870	229,804
Dine Brands Global, Inc.	1,140	88,133
El Pollo Loco Holdings, Inc.	2,780	34,111
Jack in the Box, Inc.	1,290	98,014
Marriott Vacations Worldwide Corp.	2,316	370,653
Papa John's International, Inc.	1,950	174,895
Shake Shack, Inc., Class A(a)	2,330	132,530
Six Flags Entertainment Corp.(a)	5,010	134,519
Travel + Leisure Co.	5,570	236,001
Wendy's Co. (The)	12,410	276,743
Wingstop, Inc.	1,680	266,230
Wyndham Hotels & Resorts, Inc.	5,570	431,731
		2,583,457
HOUSEHOLD DURABLES - 2.0%
Cavco Industries, Inc.(a)	450	119,745
Century Communities, Inc.	1,500	91,800
Ethan Allen Interiors, Inc.	1,520	43,685
Green Brick Partners, Inc.(a)	1,830	57,096

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Helen of Troy Ltd.(a)	1,240	$140,256
Installed Building Products, Inc.	1,250	137,613
iRobot Corp.(a)	1,530	68,850
KB Home	5,740	220,703
La-Z-Boy, Inc.	2,770	78,751
Leggett & Platt, Inc.	12,620	461,387
LGI Homes, Inc.(a)	1,010	114,989
M.D.C Holdings, Inc.	4,213	159,083
M/I Homes, Inc.(a)	1,710	102,258
Meritage Homes Corp.(a)	1,850	199,226
Sonos, Inc.(a)	6,940	127,974
Taylor Morrison Home Corp.(a)	7,102	254,252
Tempur Sealy International, Inc.	10,090	411,167
Toll Brothers, Inc.	6,170	367,053
TopBuild Corp.(a)	1,720	344,103
Tri Pointe Homes, Inc.(a)	6,630	146,457
Universal Electronics, Inc.(a)	870	20,384
		3,666,832
HOUSEHOLD PRODUCTS - 0.2%
Central Garden & Pet Co.(a)	490	20,550
Central Garden & Pet Co., Class A(a)	2,790	110,568
Energizer Holdings, Inc.	4,160	154,336
WD-40 Co.	742	129,509
		414,963
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Ormat Technologies, Inc.	2,620	242,481
INSURANCE - 3.6%
Ambac Financial Group, Inc.(a)	2,690	44,815
American Equity Investment Life Holding Co.	4,230	201,560
American Financial Group, Inc.	3,860	550,397
AMERISAFE, Inc.	960	52,877
Assured Guaranty Ltd.	3,150	197,190
Brighthouse Financial, Inc.(a)	3,510	197,508
CNO Financial Group, Inc.	7,280	187,533
Employers Holdings, Inc.	1,580	69,315
First American Financial Corp.	5,610	347,091
Genworth Financial, Inc., Class A(a)	32,420	178,958
Hanover Insurance Group, Inc. (The)	1,890	254,356
HCI Group, Inc.	440	22,092
Horace Mann Educators Corp.	2,500	89,025
James River Group Holdings Ltd.	2,340	53,024
Kemper Corp.	3,372	198,038
	Shares	Value
Kinsale Capital Group, Inc.	1,180	$328,559
Mercury General Corp.	1,810	64,671
Old Republic International Corp.	17,350	457,866
Palomar Holdings, Inc.(a)	1,410	72,065
Primerica, Inc.	1,980	320,265
ProAssurance Corp.	3,130	60,691
Reinsurance Group of America, Inc.	3,590	544,854
RenaissanceRe Holdings Ltd.	2,390	467,699
RLI Corp.	2,290	303,311
Safety Insurance Group, Inc.	650	54,854
Selective Insurance Group, Inc.	3,250	308,750
SiriusPoint Ltd.(a)	9,620	73,016
Stewart Information Services Corp.	1,500	71,655
Trupanion, Inc.(a)	1,880	110,958
United Fire Group, Inc.	1,440	45,346
Universal Insurance Holdings, Inc.	2,360	30,066
Unum Group	10,450	439,213
		6,397,618
INTERACTIVE MEDIA & SERVICES - 0.4%
Cars.com, Inc.(a)	3,830	65,493
QuinStreet, Inc.(a)	3,500	53,655
Shutterstock, Inc.	1,500	112,905
TripAdvisor, Inc.(a)	6,380	148,654
Yelp, Inc.(a)	4,180	131,712
Ziff Davis, Inc.(a)	2,580	230,858
		743,277
INTERNET & DIRECT MARKETING RETAIL - 0.0%
PetMed Express, Inc.	1,470	31,576
IT SERVICES - 1.9%
Concentrix Corp.	2,318	328,716
CSG Systems International, Inc.	1,900	113,373
Euronet Worldwide, Inc.(a)	2,500	281,700
EVERTEC, Inc.	4,110	151,823
ExlService Holdings, Inc.(a)	1,830	312,198
Genpact Ltd.	9,980	471,854
Kyndryl Holdings, Inc.(a)	11,910	159,475
Maximus, Inc.	3,280	245,508
Payoneer Global, Inc.(a)	11,750	70,030
Perficient, Inc.(a)	1,890	140,125
Sabre Corp.(a)	18,980	129,254
TTEC Holdings, Inc.	1,220	62,025
Unisys Corp.(a)	4,120	22,289

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Western Union Co. (The)	32,900	$466,193
WEX, Inc.(a)	2,352	435,049
		3,389,612
LEISURE PRODUCTS - 1.1%
Brunswick Corp.	3,770	317,924
Mattel, Inc.(a)	20,600	421,476
Polaris, Inc.	2,850	327,294
Sturm Ruger & Co., Inc.	1,010	57,469
Topgolf Callaway Brands Corp.(a)	17,020	416,820
Vista Outdoor, Inc.(a)	3,370	98,909
YETI Holdings, Inc.(a)	8,750	391,650
		2,031,542
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Azenta, Inc.(a)	3,990	223,041
BioLife Solutions, Inc.(a)	1,960	45,942
Bruker Corp.	5,560	389,867
Medpace Holdings, Inc.(a)	1,380	305,077
Repligen Corp.(a)	3,700	685,610
Sotera Health Co.(a)	5,750	99,130
Syneos Health, Inc.(a)	5,490	197,201
		1,945,868
MACHINERY - 4.6%
3D Systems Corp.(a)	7,700	83,622
AGCO Corp.	3,310	457,210
Alamo Group, Inc.	510	79,800
Albany International Corp., Class A	1,590	178,318
Astec Industries, Inc.	1,240	54,734
Barnes Group, Inc.	2,840	125,698
Chart Industries, Inc.(a)	2,220	297,436
CIRCOR International, Inc.(a)	1,050	29,033
Crane Holdings Co.	2,460	285,139
Donaldson Co., Inc.	6,870	428,344
Enerpac Tool Group Corp.	3,220	85,459
EnPro Industries, Inc.	1,020	123,491
Esab Corp.	2,873	166,088
ESCO Technologies, Inc.	1,250	123,050
Federal Signal Corp.	3,420	182,115
Flowserve Corp.	7,530	259,183
Franklin Electric Co., Inc.	2,150	194,145
Graco, Inc.	9,310	636,059
Greenbrier Cos., Inc. (The)	1,840	56,893
Hillenbrand, Inc.	3,980	186,503
ITT, Inc.	4,310	394,753
John Bean Technologies Corp.	1,535	171,506
Kennametal, Inc.	4,770	135,945
	Shares	Value
Lincoln Electric Holdings, Inc.	3,120	$520,634
Lindsay Corp.	540	84,575
Middleby Corp. (The)(a)	2,830	439,923
Mueller Industries, Inc.	3,120	204,516
Oshkosh Corp.	3,200	322,496
Proto Labs, Inc.(a)	1,530	46,818
SPX Technologies, Inc.(a)	2,520	189,025
Standex International Corp.	450	52,007
Tennant Co.	950	66,624
Terex Corp.	3,830	195,215
Timken Co. (The)	3,620	298,107
Titan International, Inc.(a)	3,580	59,750
Toro Co. (The)	5,610	625,627
Trinity Industries, Inc.	4,890	140,685
Wabash National Corp.	2,810	72,386
Watts Water Technologies, Inc., Class A	1,420	232,198
		8,285,110
MARINE - 0.2%
Kirby Corp.(a)	3,090	218,710
Matson, Inc.	1,990	131,579
		350,289
MEDIA - 1.0%
AMC Networks, Inc., Class A(a)	1,770	32,763
Cable One, Inc.	264	208,528
EW Scripps Co. (The), Class A(a)	4,230	63,239
Gannett Co., Inc.(a)	9,232	20,864
John Wiley & Sons, Inc., Class A	2,570	117,706
New York Times Co. (The), Class A	9,310	324,361
Nexstar Media Group, Inc.	2,070	423,874
Scholastic Corp.	1,710	75,650
TechTarget, Inc.(a)	1,580	78,257
TEGNA, Inc.	18,600	370,698
Thryv Holdings, Inc.(a)	1,740	38,924
		1,754,864
METALS & MINING - 2.5%
Alcoa Corp.	9,350	488,444
Arconic Corp.(a)	5,840	137,298
ATI, Inc.(a)	7,280	264,919
Carpenter Technology Corp.	2,530	122,174
Century Aluminum Co.(a)	3,330	37,429
Cleveland-Cliffs, Inc.(a)	28,228	602,668
Commercial Metals Co.	6,340	344,072
Compass Minerals International, Inc.	1,850	86,321
Haynes International, Inc.	630	35,085
Kaiser Aluminum Corp.	680	59,514

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Materion Corp.	1,010	$91,152
MP Materials Corp.(a)	5,370	174,579
Olympic Steel, Inc.	610	26,986
Reliance Steel & Aluminum Co.	3,120	709,644
Royal Gold, Inc.	4,860	617,366
SunCoke Energy, Inc.	6,340	57,757
TimkenSteel Corp.(a)	2,495	49,077
Tredegar Corp.	2,040	24,745
United States Steel Corp.	12,730	362,678
Warrior Met Coal, Inc.	2,800	106,064
Worthington Industries, Inc.	1,630	92,698
		4,490,670
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.7%
Annaly Capital Management, Inc.	24,970	586,046
Apollo Commercial Real Estate Finance, Inc.	9,200	111,964
Armour Residential REIT, Inc.	3,580	22,482
Ellington Financial, Inc.	2,800	38,444
Franklin BSP Realty Trust, Inc.	3,716	53,882
Granite Point Mortgage Trust, Inc.	3,550	23,714
Invesco Mortgage Capital, Inc.	1,447	21,257
KKR Real Estate Finance Trust, Inc.	3,250	51,773
New York Mortgage Trust, Inc.	22,570	70,418
Pennymac Mortgage Investment Trust	5,780	88,145
Ready Capital Corp.	4,730	62,578
Redwood Trust, Inc.	7,420	62,031
Two Harbors Investment Corp.	4,187	75,115
		1,267,849
MULTILINE RETAIL - 0.5%
Big Lots, Inc.	2,030	33,211
Kohl's Corp.	6,600	213,642
Macy's, Inc.	15,440	364,847
Nordstrom, Inc.	6,860	134,044
Ollie's Bargain Outlet Holdings, Inc.(a)	3,200	175,232
		920,976
MULTI-UTILITIES - 0.4%
Avista Corp.	4,270	170,373
Black Hills Corp.	3,460	250,435
NorthWestern Corp.	3,080	174,944
Unitil Corp.	880	45,909
		641,661
OIL, GAS & CONSUMABLE FUELS - 2.7%
Antero Midstream Corp.	20,950	228,355
Antero Resources Corp.(a)	14,870	428,851
Callon Petroleum Co.(a)	2,675	113,821
	Shares	Value
Civitas Resources, Inc.	2,610	$173,696
CNX Resources Corp.(a)	10,830	181,186
CONSOL Energy, Inc.	1,717	99,294
Dorian LPG Ltd.	1,830	36,326
DT Midstream, Inc.	5,010	273,847
Equitrans Midstream Corp.	24,280	176,030
Green Plains, Inc.(a)	3,320	115,436
HF Sinclair Corp.	7,180	408,542
Matador Resources Co.	5,740	379,758
Murphy Oil Corp.	7,700	335,797
Par Pacific Holdings, Inc.(a)	3,330	89,011
PBF Energy, Inc., Class A	6,150	258,238
PDC Energy, Inc.	4,658	315,486
Range Resources Corp.	13,140	328,763
Ranger Oil Corp., Class A	920	38,640
REX American Resources Corp.(a)	830	27,158
SM Energy Co.	6,590	216,613
Southwestern Energy Co.(a)	61,200	337,824
Talos Energy, Inc.(a)	3,810	75,476
Vital Energy, Inc.(a)	767	43,167
Vitesse Energy, Inc.(a)	0	5
World Fuel Services Corp.	3,510	99,333
		4,780,653
PAPER & FOREST PRODUCTS - 0.2%
Clearwater Paper Corp.(a)	980	37,838
Louisiana-Pacific Corp.	3,930	267,593
Mercer International, Inc.	3,670	46,719
Sylvamo Corp.	1,890	89,832
		441,982
PERSONAL PRODUCTS - 0.6%
BellRing Brands, Inc.(a)	7,688	218,032
Coty, Inc., Class A(a)	20,900	208,164
Edgewell Personal Care Co.	3,080	132,009
elf Beauty, Inc.(a)	2,900	166,895
Inter Parfums, Inc.	1,030	121,767
Medifast, Inc.	570	63,526
Nu Skin Enterprises, Inc., Class A	2,850	122,208
USANA Health Sciences, Inc.(a)	700	40,908
		1,073,509
PHARMACEUTICALS - 0.9%
Amphastar Pharmaceuticals, Inc.(a)	2,550	77,163
Cara Therapeutics, Inc.(a)	2,880	33,638
Collegium Pharmaceutical, Inc.(a)	2,110	59,249
Harmony Biosciences Holdings, Inc.(a)	1,720	82,852

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Innoviva, Inc.(a)	4,480	$56,672
Jazz Pharmaceuticals PLC(a)	3,420	535,777
Ligand Pharmaceuticals, Inc.(a)	820	57,154
Nektar Therapeutics(a)	10,740	29,213
Pacira BioSciences, Inc.(a)	2,600	102,102
Perrigo Co. PLC	7,540	282,147
Phibro Animal Health Corp., Class A	1,400	21,560
Prestige Consumer Healthcare, Inc.(a)	2,840	186,758
Supernus Pharmaceuticals, Inc.(a)	3,160	129,592
		1,653,877
PROFESSIONAL SERVICES - 1.9%
ASGN, Inc.(a)	4,540	412,913
CACI International, Inc., Class A(a)	1,307	402,674
Exponent, Inc.	2,750	281,985
Forrester Research, Inc.(a)	780	28,907
FTI Consulting, Inc.(a)	1,910	304,683
Heidrick & Struggles International, Inc.	1,020	31,375
Insperity, Inc.	1,890	208,940
KBR, Inc.	7,660	392,422
Kelly Services, Inc., Class A	12,010	217,381
Korn Ferry	3,080	166,289
ManpowerGroup, Inc.	4,520	393,963
NV5 Global, Inc.(a)	670	89,304
Resources Connection, Inc.	2,150	37,131
Science Applications International Corp.	3,014	312,793
TrueBlue, Inc.(a)	10,310	202,385
		3,483,145
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Anywhere Real Estate, Inc.(a)	31,350	265,848
Cushman & Wakefield PLC(a)	5,100	73,593
Douglas Elliman, Inc.	2,230	10,392
Jones Lang LaSalle, Inc.(a)	3,538	654,070
Marcus & Millichap, Inc.	1,880	68,131
RE/MAX Holdings, Inc., Class A	930	21,213
St Joe Co. (The)	2,250	105,975
		1,199,222
ROAD & RAIL - 1.5%
ArcBest Corp.	1,290	107,651
Avis Budget Group, Inc.(a)	1,340	268,054
Heartland Express, Inc.	2,983	50,174
Knight-Swift Transportation Holdings, Inc.	8,820	521,262
Landstar System, Inc.	2,010	347,388
Marten Transport Ltd.	4,069	89,884
RXO, Inc.(a)	6,000	109,920
Ryder System, Inc.	4,520	426,733
	Shares	Value
Saia, Inc.(a)	1,440	$392,803
Werner Enterprises, Inc.	3,660	171,910
XPO, Inc.(a)	6,560	261,482
		2,747,261
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Allegro MicroSystems, Inc.(a)	2,920	111,456
Alpha & Omega Semiconductor Ltd.(a)	1,300	42,848
Amkor Technology, Inc.	5,950	174,097
Axcelis Technologies, Inc.(a)	1,730	190,214
CEVA, Inc.(a)	1,400	46,368
Cirrus Logic, Inc.(a)	4,820	435,680
Cohu, Inc.(a)	2,700	97,416
Diodes, Inc.(a)	2,410	214,948
FormFactor, Inc.(a)	4,330	121,846
Ichor Holdings Ltd.(a)	1,700	57,460
Kulicke & Soffa Industries, Inc.	3,160	161,476
Lattice Semiconductor Corp.(a)	7,490	567,667
MACOM Technology Solutions Holdings, Inc.(a)	2,960	198,379
MaxLinear, Inc.(a)	4,100	168,920
MKS Instruments, Inc.	2,900	296,728
Onto Innovation, Inc.(a)	2,589	203,625
PDF Solutions, Inc.(a)	1,850	58,793
Photronics, Inc.(a)	3,500	63,420
Power Integrations, Inc.	3,070	264,296
Rambus, Inc.(a)	6,320	255,770
Semtech Corp.(a)	3,610	119,238
Silicon Laboratories, Inc.(a)	1,750	274,592
SiTime Corp.(a)	830	95,641
SMART Global Holdings, Inc.(a)	2,820	48,476
Synaptics, Inc.(a)	2,050	256,312
Ultra Clean Holdings, Inc.(a)	2,670	89,846
Universal Display Corp.	3,680	487,710
Veeco Instruments, Inc.(a)	3,049	60,553
Wolfspeed, Inc.(a)	6,570	505,956
		5,669,731
SOFTWARE - 2.9%
8x8, Inc.(a)	7,020	33,064
A10 Networks, Inc.	3,800	58,824
ACI Worldwide, Inc.(a)	6,810	190,203
Adeia, Inc.	6,239	68,317
Alarm.com Holdings, Inc.(a)	2,790	149,544
Aspen Technology, Inc.(a)	1,582	314,423
Blackbaud, Inc.(a)	2,510	156,147
Cerence, Inc.(a)	2,290	56,151
CommVault Systems, Inc.(a)	2,590	161,176

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Consensus Cloud Solution, Inc.(a)	1,010	$59,358
Digital Trubine, Inc.(a)	5,390	93,570
Dynatrace, Inc.(a)	11,480	441,176
Ebix, Inc.	1,630	31,068
Envestnet, Inc.(a)	3,090	200,850
Fair Isaac Corp.(a)	1,358	904,360
InterDigital, Inc.	1,560	109,122
LivePerson, Inc.(a)	4,190	53,967
LiveRamp Holdings, Inc.(a)	4,070	108,913
Manhattan Associates, Inc.(a)	3,370	439,313
NCR Corp.(a)	7,740	212,231
OneSpan, Inc.(a)	2,560	35,354
Paylocity Holding Corp.(a)	2,240	466,570
Progress Software Corp.	2,750	145,860
Qualys, Inc.(a)	1,860	214,570
SPS Commerce, Inc.(a)	1,980	269,438
Teradata Corp.(a)	5,950	207,536
Xperi, Inc.(a)	2,495	25,823
		5,206,928
SPECIALTY RETAIL - 3.8%
Aaron's Co., Inc. (The)	2,165	31,717
Abercrombie & Fitch Co., Class A(a)	2,980	86,301
Academy Sports & Outdoors, Inc.	4,530	264,643
American Eagle Outfitters, Inc.	9,910	159,947
America's Car-Mart, Inc.(a)	260	22,396
Asbury Automotive Group, Inc.(a)	1,220	268,400
AutoNation, Inc.(a)	1,940	245,837
Bed Bath & Beyond, Inc.(a)	5,680	16,018
Boot Barn Holdings, Inc.(a)	1,650	137,758
Buckle, Inc. (The)	2,055	90,420
Caleres, Inc.	2,285	59,456
Chico's FAS, Inc.(a)	8,030	42,318
Children's Place, Inc. (The)(a)	670	30,398
Designer Brands, Inc., Class A	3,640	37,528
Dick's Sporting Goods, Inc.	3,040	397,510
Five Below, Inc.(a)	3,030	597,304
Foot Locker, Inc.	4,670	203,192
GameStop Corp., Class A(a)	13,740	300,494
Gap, Inc. (The)	14,060	190,794
Genesco, Inc.(a)	690	33,320
Group 1 Automotive, Inc.	1,710	365,683
Guess?, Inc.	2,710	62,791
Haverty Furniture Cos., Inc.	1,000	34,920
Hibbett, Inc.	3,240	215,006
Leslie's, Inc.(a)	9,010	139,565
Lithia Motors, Inc.	1,490	392,168
	Shares	Value
MarineMax, Inc.(a)	1,410	$44,063
Monro, Inc.	2,005	102,055
National Vision Holdings, Inc.(a)	4,610	189,471
ODP Corp. (The)(a)	2,418	124,769
Rent-A-Center, Inc.	3,300	88,737
RH(a)	1,060	330,709
Sally Beauty Holdings, Inc.(a)	6,780	105,632
Shoe Carnival, Inc.	1,370	37,415
Signet Jewelers Ltd.	2,480	190,489
Sleep Number Corp.(a)	1,420	48,820
Sonic Automotive, Inc., Class A	1,190	63,915
Urban Outfitters, Inc.(a)	4,430	121,338
Victoria's Secret & Co.(a)	4,450	187,567
Williams-Sonoma, Inc.	5,040	680,098
Zumiez, Inc.(a)	1,170	30,221
		6,771,183
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Avid Technology, Inc.(a)	2,020	61,226
Corsair Gaming, Inc.(a)	2,360	37,123
Super Micro Computer, Inc.(a)	2,450	177,208
Xerox Holdings Corp.	9,110	149,222
		424,779
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
Capri Holdings Ltd.(a)	6,940	461,441
Carter's, Inc.	1,960	163,405
Columbia Sportswear Co.	1,960	187,964
Crocs, Inc.(a)	3,320	404,276
Deckers Outdoor Corp.(a)	1,850	790,838
G-III Apparel Group Ltd.(a)	2,890	48,899
Hanesbrands, Inc.	28,020	236,489
Kontoor Brands, Inc.	2,930	139,937
Movado Group, Inc.	5,310	187,762
Oxford Industries, Inc.	770	90,259
PVH Corp.	5,610	504,339
Skechers USA, Inc., Class A(a)	7,750	373,162
Steven Madden Ltd.	4,475	160,429
Under Armour, Inc., Class A(a)	13,750	170,362
Under Armour, Inc., Class C(a)	6,490	70,741
Wolverine World Wide, Inc.	5,130	82,747
		4,073,050
THRIFTS & MORTGAGE FINANCE - 1.0%
Axos Financial, Inc.(a)	3,410	164,089
Capitol Federal Financial, Inc.	6,050	50,639
Essent Group Ltd.	5,780	254,493

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)
STEWARD VALUES-FOCUSED SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MGIC Investment Corp.	17,410	$245,829
Mr. Cooper Group, Inc.(a)	3,800	174,762
New York Community Bancorp, Inc.	39,544	395,045
NMI Holdings, Inc., Class A(a)	4,920	114,292
Northfield Bancorp, Inc.	4,010	59,949
Provident Financial Services, Inc.	3,730	87,506
TrustCo Bank Corp. NY	800	28,728
Walker & Dunlop, Inc.	1,490	142,116
WSFS Financial Corp.	3,290	158,940
		1,876,388
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Applied Industrial Technologies, Inc.	2,030	290,716
Boise Cascade Co.	2,010	150,690
DXP Enterprises, Inc.(a)	1,150	34,845
GATX Corp.	1,850	211,733
GMS, Inc.(a)	2,300	136,436
MSC Industrial Direct Co., Inc., Class A	2,450	202,615
NOW, Inc.(a)	6,430	90,277
Univar Solutions, Inc.(a)	9,590	330,663
Veritiv Corp.	700	87,528
Watsco, Inc.	1,790	514,392
		2,049,895
WATER UTILITIES - 0.7%
American States Water Co.	2,030	191,165
California Water Service Group	3,190	195,132
Essential Utilities, Inc.	14,442	674,875
Middlesex Water Co.	930	77,990
SJW Group	1,400	108,374
		1,247,536
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	65,068
Shenandoah Telecommunications Co.	2,630	51,416
Telephone and Data Systems, Inc.	6,230	83,295
		199,779
TOTAL COMMON STOCKS (COST $163,814,681)		178,420,522
	Shares	Value
RIGHTS - 0.0%
BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	734	$—
Progenics Pharmaceuticals, Inc.(a)(b)(c)	7,180	—
		—
TOTAL RIGHTS (COST $—)		—

	Number of Warrants	Value
WARRANTS (0.0%)
Triumph Group, Inc.(a)	1,071	$1,092
TOTAL WARRANTS (COST $—)		1,092

	Shares	Value
MONEY MARKET FUND - 0.7%
Northern Institutional Treasury Portfolio (Premier Class), 4.02%(d)	1,185,921	$1,185,921
TOTAL MONEY MARKET FUND (COST $1,185,921)		1,185,921
TOTAL INVESTMENTS (COST $165,000,602) - 100.0%		179,607,535

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(29,197)
NET ASSETS - 100.0%		$179,578,338
Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of January 31, 2023 is disclosed.

PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — January 31, 2023 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a ‘‘Fund’’ and, collectively, the ‘‘Funds’’) consists of eleven Funds — Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Values-Focused Large Cap Enhanced Index Fund, Steward Values-Focused Small-Mid Cap Enhanced Index Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund. Fund investments are recorded at fair value. Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Funds’ Board of Directors (the “Board”) designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various valuation methodologies, including the following:
Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or the last trade price. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded equity options are valued at the (i) settlement price (official closing price) or last trade price, or, (ii) if there was no trade that day, at the mean of the last bid and asked prices.
Domestic fixed income securities, including short-term instruments, are priced at an evaluated bid price provided by an approved third-party pricing service. Foreign fixed income securities are priced at the mean of evaluated bid and asked prices provided by an approved third-party pricing service.
If a Fund investment cannot be valued in accordance with the above valuation methodologies or other routine valuation methodologies established by the Adviser, the Adviser’s Valuation Committee will value the investment in accordance the Adviser’s valuation procedures.
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.

The following table presents a summary of inputs used to value the Funds’ investments as of January 31, 2023:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$47,865,556	$—	$—	$47,865,556
Money Market Fund	251,095	—	—	251,095
Total Assets - Investments	$48,116,651	$ —	$ —	$48,116,651

Liabilities:
Other Financial Instruments^
Written Call Options	$(1,875,758)	$—	$—	$(1,875,758)
Total Liabilities - Other Financial Instruments	$(1,875,758)	$ —	$ —	$(1,875,758)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$52,047,137	$—	$—	$52,047,137
Money Market Fund	31,464,231	—	—	31,464,231
Total Assets - Investments	$83,511,368	$ —	$ —	$83,511,368

Liabilities:
Security Type
Common Stocks Sold Short*	$(45,237,092)	$—	$—	$(45,237,092)
Total Liabilities - Securities Sold Short	$(45,237,092)	$ —	$ —	$(45,237,092)

Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$340,788,665	$—	$—	$340,788,665
Money Market Fund	5,961,168	—	—	5,961,168
Total Assets - Investments	$346,749,833	$ —	$ —	$346,749,833

Steward International Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$213,432,755	$352,338	$—	$213,785,093
Master Limited Partnerships*	673,227	—	—	673,227
Money Market Fund	1,147,680	—	—	1,147,680
Preferred Stocks*	3,396,629	—	—	3,396,629
Total Assets - Investments	$218,650,291	$352,338	$ —	$219,002,629

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$78,360,329	$—	$—	$78,360,329
Money Market Fund	42,758	—	—	42,758
Total Assets - Investments	$78,403,087	$ —	$ —	$78,403,087

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$69,896,741	$—	$—	$69,896,741
Money Market Fund	104,954	—	—	104,954
Total Assets - Investments	$70,001,695	$ —	$ —	$70,001,695

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$63,659,265	$—	$—	$63,659,265
Money Market Fund	113,758	—	—	113,758
Total Assets - Investments	$63,773,023	$ —	$ —	$63,773,023

Steward Select Bond Fund
Assets:
Security Type
Asset-Backed Securities	$—	$41,726	$—	$41,726
Corporate Bonds*	—	95,667,043	—	95,667,043
Money Market Fund	1,573,763	—	—	1,573,763
Municipal Bonds	—	4,863,088	—	4,863,088
U.S. Government Agencies	—	33,216,914	—	33,216,914
U.S. Government Agency Mortgage-Backed Obligations	—	6,750,950	—	6,750,950
U.S. Treasury Obligations	—	4,333,719	—	4,333,719
Total Assets - Investments	$1,573,763	$144,873,440	$ —	$146,447,203

Steward Small Cap Growth Fund
Assets:
Security Type
Common Stocks*	$25,178,940	$—	$—	$25,178,940
Money Market Fund	617,764	—	—	617,764
Total Assets - Investments	$25,796,704	$ —	$ —	$25,796,704

Steward Values-Focused Large Cap Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$209,577,077	$—	$—	$209,577,077
Money Market Fund	1,185,173	—	—	1,185,173
Right*	—	—	—**	—
Total Assets - Investments	$210,762,250	$ —	$ —	$210,762,250

Steward Values-Focused Small-Mid Cap Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$178,332,540	$—	$87,982	$178,420,522
Money Market Fund	1,185,921	—	—	1,185,921
Rights*	—	—	—**	—
Warrants	1,092	—	—	1,092
Total Assets - Investments	$179,519,553	$ —	$87,982	$179,607,535

*	Please refer to the Schedule of Portfolio Investments to view common stocks, master limited partnerships, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds' investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.